UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05407

Trust for Credit Unions
(Exact name of registrant as specified in charter)

615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay E. Johnson
Callahan Financial Services, Inc.
1001 Connecticut Avenue NW, Suite 1001
Washington, DC 20036
(Name and address of agent for service)

With Copies To:

Andrew E. Seaberg
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103

Registrant's telephone number, including area code: 1-800-342-5828

Date of fiscal year end: August 31

Date of reporting period: February 28, 2021

Item 1. Reports to Stockholders.

(a)

Ultra-Short Duration Portfolio
Short Duration Portfolio

Semi-Annual Report
February 28, 2021

The reports concerning the Trust for Credit Unions (“TCU” or the “Trust”) Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

TCU files the complete schedule of portfolio holdings of each Portfolio with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Portfolios’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov.

An investment in a TCU Portfolio is not a credit union deposit and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the National Credit Union Administration, or any other government agency.

The TCU Ultra-Short Duration Portfolio and the TCU Short Duration Portfolio are not money market funds. Investors in these Portfolios should understand that the net asset values of the Portfolios will fluctuate, which may result in a loss of the principal amount invested. The Portfolios’ net asset values and yields are not guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Portfolios if held to maturity and not to the value of the Portfolios’ shares. The Portfolios’ investments in mortgage-backed securities are subject to prepayment risks. These risks may result in greater share price volatility.

Holdings and allocations shown may not be representative of current or future investments. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

This material is not authorized for distribution unless preceded or accompanied by a current Prospectus. Investors should consider a Portfolio’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing or sending money. The Prospectus contains this and other information about the Portfolios.

Callahan Financial Services, Inc. is the distributor of the TCU Portfolios.

This report is for the information of the shareholders of the Trust.
Its use in connection with any offering of shares of the Trust is authorized only in the case of a concurrent or prior delivery of the Trust’s current Prospectus.

Dear Credit Union Shareholders,

In a year unlike any other, credit unions helped their members and communities navigate natural disasters, calls for social justice, and a global pandemic that created both health and economic crises. The industry performed remarkably well in 2020 given the sudden changes in operational and financial dynamics that began in March. Membership finished the year topping 125 million, loan originations jumped 23% to a record $678 billion, and the average member relationship exceeds $21,000 as more than 60% of members now hold a credit union checking account.

The other significant result for the year is the sharp rise in deposits as members pulled back on spending and the federal government passed a series of measures designed to support the economy. Credit union share balances posted the largest annual increase ever, $270 billion, in 2020. The liquidity surge pushed the industry’s loan-to-share ratio to 73%, the lowest level since 2014, and resulted in a 55% increase in credit union investment portfolio balances.

The expansion of the investment portfolio combined with the Federal Reserve’s accommodative actions, including dropping the Federal Funds rate to a target range of 0% to 0.25% and adding more than $3 trillion in securities to its balance sheet through bond purchases, has created a challenging environment for credit union CFOs. As they evaluate their investment options, more have turned to the Trust for Credit Unions (“TCU”) for help in managing their liquidity needs.

Balances in the TCU portfolios grew nearly four times faster than the industry’s investment portfolio in 2020, and the strong pace has continued into 2021 with assets under management topping $3.7 billion at the end of February. Professional investment management, ease of use, next-day funds availability, and the transparency of daily net asset value pricing are the key reasons more credit unions are turning to TCU, along with its over 30-year performance track record.

For the six-month period ended February 28, 2021, the cumulative total return of the TCU share class of the Ultra-Short Duration Portfolio was 0.32%. Over the same period, the TCU share class of the Short Duration Portfolio was -0.37%. The Investment Adviser’s Discussion and Analysis in this report provides perspective from ALM First on the positioning of the TCU portfolios. Please refer to their discussion for more information.

We believe providing you with the most current information is a key element of TCU’s value, particularly in these uncertain times. Please visit our website, www.TrustCU.com, for the most current information on the funds, including performance and portfolio holdings. We also regularly host webinars in which ALM First discusses the current market environment and provides an update on TCU portfolio performance and positioning. Please check the website for the next scheduled date.

The credit unions in the Callahan Credit Union Financial Services LLLP partnership continue to provide important support of and market perspective to TCU. Our business partners, including ALM First, U.S. Bank, Callahan Financial Services and Eascorp, work together to ensure our investors receive outstanding service. The TCU Board of Trustees provides oversight and guidance for our unique collaboration. All play an important role in delivering value to our investors.

Thank you for your interest in and support of TCU. If you have any questions or suggestions, please reach out to our team.

Sincerely,

Jay E. Johnson
President and Treasurer
Trust for Credit Unions

INVESTMENT ADVISER’S DISCUSSION AND ANALYSIS
TCU ULTRA-SHORT DURATION PORTFOLIO

Investment Objective

The TCU Ultra-Short Duration Portfolio (“USDP” or the “Portfolio”) seeks to achieve a high level of current income, consistent with low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act. Under normal circumstances, substantially all of the assets (and at least 80%, measured at the time of purchase) of USDP will be invested in fixed-income securities consisting of the following: (1) securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises and related custodial receipts; (2) repurchase agreements secured with obligations authorized by the Federal Credit Union Act; and (3) U.S. dollar denominated bank notes issued or guaranteed by banks with total assets exceeding $1 billion with weighted average maturities of less than 5 years, but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder.  The Portfolio expects that a substantial portion of these securities will be mortgage-related securities. The Portfolio may also invest in non-U.S. government related securities, including bank notes and repurchase agreements secured by non-U.S. government related collateral. While there will be fluctuations in the net asset value (“NAV”) of the USDP, the Portfolio is expected to have less interest rate risk and asset value fluctuation than funds investing primarily in longer-term mortgage-backed securities paying a fixed rate of interest. An investment in the Portfolio is neither insured nor guaranteed by the U.S. government. USDP invests in obligations authorized under the Federal Credit Union Act with a maximum portfolio duration not to exceed that of a One-Year U.S. Treasury Security and a target duration equal to that of its benchmark, the ICE BofAML Three-Month U.S. Treasury Note Index.

Portfolio Management Discussion and Analysis

Below, ALM First discusses the Portfolio’s performance and positioning for the Reporting Period.

Q. How did the Portfolio perform during the Reporting Period?

For the six-month period ended February 28, 2021, the cumulative total return of USDP TCU Shares was 0.32% versus a 0.06% cumulative total return of the Portfolio’s benchmark, the ICE BofA Three-Month U.S. Treasury Bill Index. The Portfolio’s net asset value (“NAV”) per share at the end of the Reporting Period was $9.43, versus $9.42 on August 31, 2020.

Q. What key factors were responsible for the Portfolio’s performance during the Reporting Period?

During the six-month period ended February 28, 2021 the yield curve steepened by 70 basis points, with the spread between the 2-year and 10-year Treasuries increasing to 127 basis points from 57 basis point. This move was the result of an increase in long-end yields as the front-end of the curve remained anchored due to reduced T-bill supply.  The Portfolio’s performance was driven by the carry (yield) rather than any price movements. The Portfolio’s allocation to floating-rate assets like Agency Collateralized Mortgage Obligations (CMO) and Agency Commercial Mortgage-Backed Securities (CMBS) helped the Portfolio beat its benchmark due to their higher yields.

Q. Which fixed income market sectors most significantly affected Portfolio performance?

As discussed above, the carry (yield) advantage provided by floating-rate assets such as floating-rate CMOs and CMBS were the drivers of the outperformance during the six-month period ended February 28, 2021.

Q. Did the Portfolio’s duration and yield curve positioning strategy help or hurt its results during the Reporting Period?

Since ALM First keeps the duration of the Portfolio aligned with that of the index to avoid taking a position on the direction of interest rates, the Portfolio’s duration neither helped nor hurt its performance.

Q. Were there any notable changes in the Portfolio’s weightings during the Reporting Period?

No

Q. How was the Portfolio positioned relative to its benchmark index at the end of February 2021?

At the end of the Reporting Period, the Portfolio’s largest allocations were in Agency MBS securities, which the index has no allocation to since the index is made up only of US Treasury securities.

Past performance does not guarantee future results, which may vary.
There is no guarantee that these objectives will be met.
Portfolio holdings and/or allocations shown above are as of the date indicated and may not be representative of future investments. The holdings and/or allocations shown may not represent all of the Portfolio’s investments. Future investments may or may not be profitable.

THIS PAGE LEFT INTENTIONALLY BLANK

PORTFOLIO COMPOSITION—SECTOR ALLOCATION
TCU ULTRA-SHORT DURATION PORTFOLIO (Unaudited)

February 28, 2021*

August 31, 2020*

PORTFOLIO COMPOSITION—ISSUER ALLOCATION
TCU ULTRA-SHORT DURATION PORTFOLIO (Unaudited)

February 28, 2021*

August 31, 2020*

*
These percentages reflect Portfolio holdings as a percentage of net assets. Figures in the above charts may not sum to 100% due to the exclusion of other assets and liabilities, including cash. Holdings and allocations may not be representative of current or future investments. Holdings and allocations may not include the Portfolio’s entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

INVESTMENT ADVISER’S DISCUSSION AND ANALYSIS
TCU SHORT DURATION PORTFOLIO

Investment Objective

The TCU Short Duration Portfolio (“SDP” or the “Portfolio”) seeks to achieve a high level of current income, consistent with relatively low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act. During normal market conditions, SDP intends to invest a substantial portion of its assets in mortgage-related securities, which include privately-issued mortgage-related securities rated, at the time of purchase, in one of the two highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) and mortgage-related securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises. Mortgage-related securities held by SDP may include adjustable rate and fixed rate mortgage pass-through securities, collateralized mortgage obligations and other multi-class mortgage-related securities, as well as other securities that are collateralized by or represent direct or indirect interests in mortgage-related securities or mortgage loans. An investment in the Portfolio is neither insured nor guaranteed by the U.S. government. SDP invests in obligations authorized under the Federal Credit Union Act with a target duration that is equal to that of the ICE BofAML Two-Year U.S. Treasury Note Index and its maximum duration is that of a Three-Year U.S. Treasury Security.

Portfolio Management Discussion and Analysis

Below, ALM First discusses the Portfolio’s performance and positioning for the Reporting Period.

Q. How did the Portfolio perform during the Reporting Period?

The Portfolio’s cumulative total return for the six-month period ended February 28, 2021, was -0.37% for the TCU shares, versus a 0.05% cumulative total return for the ICE BofA Two-Year U.S. Treasury Note Index. The Portfolio’s net asset value per share closed the Reporting Period at $9.83, versus $9.91 on August 31, 2020.

Q. What key factors were responsible for the Portfolio’s performance during the Reporting Period?

During the six-month period ended February 28, 2021 the yield curve steepened by 70 basis points, with the spread between the 2-year and 10-year Treasuries increasing to 127 basis points from 57 basis point. This move was the result of an increase in long-end yields as the front-end of the curve remained anchored due to reduced T-bill supply. The portfolio’s performance, both gross and net, was driven by the impact of long-end rates on longer-duration assets such Agency Commercial Mortgage Backed Securities (CMBS) and Agency Mortgage Backed Securities (MBS). The severity of the move in long-end rates was more than enough to offset the spread tightening that occurred during the 6-month period; as a result, prices declined.

Q. Which fixed income market sectors most significantly affected Portfolio performance?

As mentioned above the portfolio’s exposure to changes in long-end rates through its allocation to agency CMBS and MBS were the catalysts of the negative return experienced over the period. While spreads on these assets tightened during the period, it was not enough to offset the impact of higher rates on valuations. For instance, 15-year 1.5% MBS and 15-year 2.0% MBS saw price declines of 1.18% and 0.62% respectively.

Q. Did the Portfolio’s duration and yield curve positioning strategy help or hurt its results during the Reporting Period?

Since ALM First keeps the duration of the Portfolio aligned with that of the index to avoid taking a position on the direction of interest rates, the Portfolio’s duration neither helped nor hurt its performance. The Portfolio’s duration is close to that of the index, however given the barbell structure, its curve exposure is not the same. As discussed above, agency MBS and CMBS which have exposure to changes in the long-end of the yield curve saw significant price declines compared to the index which saw little change in its pricing.

Q. Were there any notable changes in the Portfolio’s weightings during the Reporting Period?

No

Q. How was the Portfolio positioned at the end of February 2021?

At the end of the Reporting Period, the Portfolio’s largest allocations were in Agency MBS securities, which the index has no allocation to since the index is made up only of US Treasury securities.

Past performance does not guarantee future results, which may vary.
There is no guarantee that these objectives will be met.
Portfolio holdings and/or allocations shown above are as of the date indicated and may not be representative of future investments. The holdings and/or allocations shown may not represent all of the Portfolio’s investments. Future investments may or may not be profitable.

THIS PAGE LEFT INTENTIONALLY BLANK

PORTFOLIO COMPOSITION—SECTOR ALLOCATION
TCU SHORT DURATION PORTFOLIO (Unaudited)

February 28, 2021*

August 31, 2020*

PORTFOLIO COMPOSITION—ISSUER ALLOCATION
TCU SHORT DURATION PORTFOLIO (Unaudited)

February 28, 2021*

August 31, 2020*

*
These percentages reflect Portfolio holdings as a percentage of net assets. Figures in the above charts may not sum to 100% due to the exclusion of other assets and liabilities, including cash. Holdings and allocations may not be representative of current or future investments. Holdings and allocations may not include the Portfolio’s entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

TRUST FOR CREDIT UNIONS
Ultra-Short Duration Portfolio
Portfolio of Investments – February 28, 2021 (Unaudited)

Par Value		Value

BANK NOTES – 3.88%
	Financials – 3.88%
$5,550,000	BBVA USA,
	3 Month LIBOR USD + 0.730%
	0.951%, 06/11/21 (a)	$5,556,838
8,320,000	Citibank NA,
	3 Month LIBOR USD + 0.600%
	0.782%, 05/20/22 (a)	8,330,250
5,000,000	Citizens Bank NA,
	3 Month LIBOR USD + 0.810%
	1.000%, 05/26/22 (a)	5,042,849
10,000,000	Manufacturers & Traders Trust Co.,
	3 Month LIBOR USD + 0.640%
	0.865%, 12/01/21 (a)	9,984,250
3,000,000	3 Month LIBOR USD + 0.610%
	0.799%, 05/18/22 (a)	3,021,834
10,460,000	Pinnacle Bank,
	3 Month LIBOR USD + 3.128%
	3.333%, 07/30/25 (a)	10,459,886
3,300,000	PNC Bank NA,
	3 Month LIBOR USD + 0.450%
	0.672%, 07/22/22 (a)	3,306,469
13,965,000	3 Month LIBOR USD + 0.325%
	0.501%, 02/24/23 (a)	14,003,823
5,000,000	Truist Bank,
	SOFR + 0.730%
	0.791%, 03/09/23 (a)	5,051,520
10,000,000	US Bank NA,
	3 Month LIBOR USD + 0.440%
	0.615%, 05/23/22 (a)	10,044,467
5,000,000	Wells Fargo Bank NA,
	3 Month LIBOR USD + 0.510%
	0.732%, 10/22/21 (a)	5,013,400
4,100,000	3 Month LIBOR USD + 0.620%
	0.810%, 05/27/22 (a)	4,105,670
13,829,000	3 Month LIBOR USD + 0.660%
	0.890%, 09/09/22 (a)	13,868,299
	Total Bank Notes	97,789,555
	(Cost $97,312,533)

ASSET BACKED SECURITIES* – 0.02%
	Federal National Mortgage
	Association REMIC – 0.02%
44,962	Series 2001-W4, Class AV1
	1 Month LIBOR USD + 0.140%
	0.258%, 02/25/32 (a)	44,538
67,366	Series 2002-W2, Class AV1
	1 Month LIBOR USD + 0.130%
	0.248%, 06/25/32 (a)	65,388
383,919	Series 2002-T7, Class A1
	1 Month LIBOR USD + 0.220%
	0.338%, 07/25/32 (a)	375,217
	Total Asset Backed Securities	485,143
	(Cost $496,247)

COLLATERALIZED MORTGAGE OBLIGATIONS – 29.25%
	Federal Home Loan Mortgage
	Corporation REMIC – 4.29%
61	Series 1066, Class P
	1 Month LIBOR USD + 0.900%
	1.012%, 04/15/21 (a)	61
2,184	Series 1222, Class P
	10 Year CMT Rate – 0.400%
	0.740%, 03/15/22 (a)(b)	2,174
5,568	Series 1250, Class J
	7.000%, 05/15/22 (b)	5,711
2,770	Series 1448, Class F
	1 Month LIBOR USD + 1.400%
	1.512%, 12/15/22 (a)(c)	2,792
457,959	Series 2977, Class M
	5.000%, 05/15/25 (b)	480,951
1,303,327	Series 3702, Class FG
	1 Month LIBOR USD + 0.450%
	0.562%, 08/15/32 (a)(d)	1,317,525
1,335,481	Series 3346, Class FT
	1 Month LIBOR USD + 0.350%
	0.462%, 10/15/33 (a)(b)(d)	1,341,784
945,108	Series 3208, Class FH
	1 Month LIBOR USD + 0.400%
	0.512%, 08/15/36 (a)	951,695
79,507	Series 3231, Class FB
	1 Month LIBOR USD + 0.350%
	0.462%, 10/15/36 (a)	79,983
48,742	Series 3314, Class FC
	1 Month LIBOR USD + 0.400%
	0.512%, 12/15/36 (a)	49,109
783,424	Series 4248, Class QF
	1 Month LIBOR USD + 0.500%
	0.612%, 06/15/39 (a)(d)	791,384
216,552	Series 3545, Class FA
	1 Month LIBOR USD + 0.850%
	0.962%, 06/15/39 (a)	221,595
304,418	Series 4316, Class FY
	1 Month LIBOR USD + 0.400%
	0.512%, 11/15/39 (a)(c)	304,853
12,248,240	Series 4942, Class FB
	1 Month LIBOR USD + 0.500%
	0.612%, 04/15/40 (a)(d)	12,359,565
303,292	Series 3827, Class KF
	1 Month LIBOR USD + 0.370%
	0.482%, 03/15/41 (a)	305,677
45,164	Series 3868, Class FA
	1 Month LIBOR USD + 0.400%
	0.512%, 05/15/41 (a)	45,545
53,537	Series 4109, Class EC
	2.000%, 12/15/41 (c)(d)	51,288
2,000,514	Series 4606, Class FL
	1 Month LIBOR USD + 0.500%
	0.612%, 12/15/44 (a)(d)	2,019,210

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Ultra-Short Duration Portfolio
Portfolio of Investments (continued) – February 28, 2021 (Unaudited

Par Value		Value

	Federal Home Loan Mortgage
	Corporation REMIC – (continued)
$2,443,443	Series 4566, Class FA
	1 Month LIBOR USD + 0.500%
	0.612%, 04/15/46 (a)	$2,467,164
3,045,621	Series 4689, Class FD
	1 Month LIBOR USD + 0.350%
	0.462%, 06/15/47 (a)	3,051,231
4,664,036	Series 4748, Class DF
	1 Month LIBOR USD + 0.300%
	0.412%, 08/15/47 (a)(b)	4,661,676
3,328,439	Series 4735, Class FB
	1 Month LIBOR USD + 0.350%
	0.462%, 12/15/47 (a)	3,328,997
7,361,318	Series 4795, Class FB
	1 Month LIBOR USD + 0.300%
	0.412%, 06/15/48 (a)	7,344,331
7,958,760	Series 4907, Class AF
	1 Month LIBOR USD + 0.500%
	0.618%, 09/25/48 (a)(d)	8,025,621
4,660,218	Series 4875, Class F
	1 Month LIBOR USD + 0.450%
	0.562%, 04/15/49 (a)(b)	4,693,097
8,616,372	Series 4980, Class FP
	1 Month LIBOR USD + 0.400%
	0.518%, 07/25/49 (a)	8,666,927
5,295,056	Series 4906, Class QF
	1 Month LIBOR USD + 0.450%
	0.568%, 09/25/49 (a)	5,332,690
7,517,791	Series 4937, Class MF
	1 Month LIBOR USD + 0.450%
	0.568%, 12/25/49 (a)	7,597,973
6,949,267	Series 4982, Class F
	1 Month LIBOR USD + 0.450%
	0.568%, 06/25/50 (a)(b)	6,997,140
9,771,424	Series 4981, Class GF
	1 Month LIBOR USD + 0.400%
	0.518%, 06/25/50 (a)	9,834,863
6,987,421	Series 4981, Class JF
	1 Month LIBOR USD + 0.400%
	0.518%, 06/25/50 (a)	7,004,306
8,871,673	Series 4336, Class FA
	1 Month LIBOR USD + 0.550%
	0.662%, 02/15/54 (a)(d)	8,978,708
		108,315,626

	Federal National Mortgage
	Association REMIC – 4.89%
2,993	Series 1991-67, Class J
	7.500%, 08/25/21 (b)	3,021
18,493	Series 1992-137, Class F
	1 Month LIBOR USD + 1.000%
	1.118%, 08/25/22 (a)	18,487
26,639	Series 1993-27, Class F
	1 Month LIBOR USD + 1.150%
	1.268%, 02/25/23 (a)(e)	26,908
17,647	Series 1998-21, Class F
	H15T1Y + 0.350%
	0.440%, 03/25/28 (a)	17,561
98,303	Series 2000-16, Class ZG
	8.500%, 06/25/30 (c)	119,947
88,754	Series 2000-32, Class Z
	7.500%, 10/18/30	105,784
131,980	Series 2006-45, Class TF
	1 Month LIBOR USD + 0.400%
	0.518%, 06/25/36 (a)	132,989
175,680	Series 2006-79, Class PF
	1 Month LIBOR USD + 0.400%
	0.518%, 08/25/36 (a)(b)	177,026
185,976	Series 2006-76, Class QF
	1 Month LIBOR USD + 0.400%
	0.518%, 08/25/36 (a)(b)	187,470
407,051	Series 2006-111, Class FA
	1 Month LIBOR USD + 0.380%
	0.498%, 11/25/36 (a)	409,942
170,271	Series 2007-75, Class VF
	1 Month LIBOR USD + 0.450%
	0.568%, 08/25/37 (a)	171,870
167,662	Series 2007-92, Class OF
	1 Month LIBOR USD + 0.570%
	0.688%, 09/25/37 (a)	169,923
177,460	Series 2007-86, Class FC
	1 Month LIBOR USD + 0.570%
	0.688%, 09/25/37 (a)	179,907
350,318	Series 2007-85, Class FC
	1 Month LIBOR USD + 0.540%
	0.658%, 09/25/37 (a)	354,213
228,690	Series 2007-99, Class FD
	1 Month LIBOR USD + 0.600%
	0.718%, 10/25/37 (a)	231,891
21,131	Series 2009-84, Class WF
	1 Month LIBOR USD + 1.100%
	1.218%, 10/25/39 (a)	21,779
211,540	Series 2014-19, Class FJ
	1 Month LIBOR USD + 0.400%
	0.518%, 11/25/39 (a)(c)	211,792
194,725	Series 2014-19, Class FA
	1 Month LIBOR USD + 0.400%
	0.518%, 11/25/39 (a)(c)	194,988
396,988	Series 2010-123, Class FL
	1 Month LIBOR USD + 0.430%
	0.548%, 11/25/40 (a)(b)	400,304
1,292,821	Series 2011-110, Class FE
	1 Month LIBOR USD + 0.400%
	0.518%, 04/25/41 (a)(b)	1,286,120
382,290	Series 2011-63, Class FG
	1 Month LIBOR USD + 0.450%
	0.568%, 07/25/41 (a)	387,704
434,110	Series 2012-38, Class JE
	3.250%, 04/25/42 (b)	459,035

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Ultra-Short Duration Portfolio
Portfolio of Investments (continued) – February 28, 2021 (Unaudited)

Par Value		Value

	Federal National Mortgage
	Association REMIC – (continued)
$2,804,820	Series 2013-92, Class FA
	1 Month LIBOR USD + 0.550%
	0.668%, 09/25/43 (a)	$2,840,340
1,076,497	Series 2013-118, Class FB
	1 Month LIBOR USD + 0.520%
	0.638%, 12/25/43 (a)	1,086,453
1,570,259	Series 2015-30, Class AB
	3.000%, 05/25/45	1,685,925
3,775,856	Series 2016-62, Class FH
	1 Month LIBOR USD + 0.400%
	0.518%, 09/25/46 (a)	3,808,286
9,638,839	Series 2016-83, Class FK
	1 Month LIBOR USD + 0.500%
	0.618%, 11/25/46 (a)	9,738,985
2,949,738	Series 2017-39, Class FT
	1 Month LIBOR USD + 0.400%
	0.518%, 05/25/47 (a)	2,959,988
3,660,227	Series 2017-112, Class FC
	1 Month LIBOR USD + 0.350%
	0.468%, 01/25/48 (a)	3,672,967
1,115,963	Series 2008-22, Class FD
	1 Month LIBOR USD + 0.840%
	0.958%, 04/25/48 (a)(d)	1,143,620
6,362,866	Series 2019-25, Class PF
	1 Month LIBOR USD + 0.450%
	0.568%, 06/25/49 (a)(b)	6,444,952
6,990,840	Series 2019-33, Class CF
	1 Month LIBOR USD + 0.470%
	0.588%, 07/25/49 (a)	7,045,566
1,848,743	Series 2019-35, Class EF
	1 Month LIBOR USD + 0.450%
	0.568%, 07/25/49 (a)	1,863,479
7,549,327	Series 2019-50, Class CF
	1 Month LIBOR USD + 0.450%
	0.568%, 09/25/49 (a)(b)	7,589,699
7,154,013	Series 2019-61, Class F
	1 Month LIBOR USD + 0.500%
	0.618%, 11/25/49 (a)(b)	7,198,608
6,199,698	Series 2020-17, Class PF
	1 Month LIBOR USD + 0.450%
	0.568%, 03/25/50 (a)(b)	6,240,927
10,770,047	Series 2020-26, Class GF
	1 Month LIBOR USD + 0.500%
	0.618%, 05/25/50 (a)(b)	10,880,356
9,582,306	Series 2020-38, Class NF
	1 Month LIBOR USD + 0.450%
	0.568%, 06/25/50 (a)	9,633,198
20,745,533	Series 2020-34, Class F
	1 Month LIBOR USD + 0.450%
	0.568%, 06/25/50 (a)	21,069,954
4,591,377	Series 2017-96, Class FA
	1 Month LIBOR USD + 0.400%
	0.518%, 12/25/57 (a)	4,626,969
8,636,900	Series 2018-72, Class FB
	1 Month LIBOR USD + 0.350%
	0.468%, 10/25/58 (a)	8,676,126
		123,475,059
	Government National
	Mortgage Association – 20.07%
5,763,955	Series 2019-054, Class HF
	1 Month SOFR + 0.400%
	0.450%, 04/20/44 (a)	5,751,814
1,602,274	Series 2016-H24, Class BF
	12 Month LIBOR USD + 0.230%
	0.588%, 11/20/66 (a)	1,592,571
2,138,865	Series 2017-H03, Class FA
	12 Month LIBOR USD + 0.310%
	0.644%, 12/20/66 (a)	2,132,435
3,420,075	Series 2017-H07, Class FC
	1 Month LIBOR USD + 0.520%
	0.664%, 03/20/67 (a)	3,434,532
2,993,127	Series 2017-H09, Class FJ
	1 Month LIBOR USD + 0.500%
	0.644%, 03/20/67 (a)	3,000,642
7,393,580	Series 2017-H11, Class FV
	1 Month LIBOR USD + 0.500%
	0.644%, 05/20/67 (a)	7,416,861
1,570,346	Series 2017-H16, Class F
	12 Month LIBOR USD + 0.050%
	0.589%, 08/20/67 (a)	1,551,935
8,842,283	Series 2018-H01, Class FG
	12 Month LIBOR USD + 0.150%
	0.484%, 01/20/68 (a)	8,741,737
3,877,989	Series 2018-H01, Class FC
	1 Month LIBOR USD + 0.400%
	0.544%, 01/20/68 (a)	3,877,333
7,838,488	Series 2018-H11, Class FJ
	12 Month LIBOR USD + 0.080%
	0.718%, 06/20/68 (a)	7,750,129
7,405,274	Series 2018-H15, Class FG
	12 Month LIBOR USD + 0.150%
	0.599%, 08/20/68 (a)	7,316,838
1,349,607	Series 2018-H17, Class DF
	12 Month LIBOR USD + 0.100%
	0.533%, 10/20/68 (a)	1,331,654
1,912,921	Series 2018-H17, Class FT
	12 Month LIBOR USD + 0.200%
	0.633%, 10/20/68 (a)	1,894,938
4,087,954	Series 2019-H04, Class FB
	1 Month LIBOR USD + 0.550%
	0.694%, 03/20/69 (a)	4,121,974
12,573,829	Series 2019-H14, Class EF
	1 Month LIBOR USD + 0.440%
	0.584%, 05/20/69 (a)	12,582,251
6,705,131	Series 2020-H04, Class FL
	1 Month LIBOR USD + 0.500%
	0.644%, 05/20/69 (a)	6,730,812

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Ultra-Short Duration Portfolio
Portfolio of Investments (continued) – February 28, 2021 (Unaudited)

Par Value		Value

	Government National
	Mortgage Association – (continued)
$3,732,100	Series 2019-H15, Class NF
	1 Month LIBOR USD + 0.630%
	0.774%, 05/20/69 (a)	$3,779,665
7,606,880	Series 2019-H10, Class FC
	1 Month LIBOR USD + 0.650%
	0.794%, 06/20/69 (a)	7,598,696
4,075,869	Series 2019-H15, Class EF
	1 Month LIBOR USD + 0.630%
	0.774%, 09/20/69 (a)	4,129,277
4,658,526	Series 2019-H19, Class FC
	1 Month LIBOR USD + 0.750%
	0.894%, 10/20/69 (a)	4,742,250
4,818,020	Series 2019-H16, Class FA
	1 Month LIBOR USD + 0.700%
	0.844%, 10/20/69 (a)	4,901,115
9,143,109	Series 2019-H20, Class AF
	1 Month LIBOR USD + 0.650%
	0.794%, 11/20/69 (a)	9,272,001
19,625,909	Series 2020-H04, Class FH
	1 Month LIBOR USD + 0.600%
	0.744%, 02/20/70 (a)	19,857,271
13,637,534	Series 2020-H04, Class AF
	1 Month LIBOR USD + 0.750%
	0.894%, 02/20/70 (a)	13,910,942
9,014,641	Series 2020-H05, Class FK
	1 Month LIBOR USD + 0.610%
	0.721%, 03/20/70 (a)	9,123,299
50,000,000	Series 2021-H03, Class FA
	30-day Average SOFR + 0.380%
	0.450%, 04/20/70 (a)	50,125,000
14,692,376	Series 2020-H09, Class FD
	1 Month LIBOR USD + 0.800%
	0.911%, 05/20/70 (a)	15,053,880
14,670,293	Series 2020-H10, Class FA
	1 Month LIBOR USD + 0.550%
	0.661%, 06/20/70 (a)	14,804,002
18,677,773	Series 2020-H12, Class GF
	1 Month LIBOR USD + 0.530%
	0.641%, 07/20/70 (a)	18,819,588
5,869,535	Series 2020-H13, Class FK
	1 Month LIBOR USD + 0.500%
	0.611%, 07/20/70 (a)	5,898,559
29,992,321	Series 2020-H16, Class FK
	1 Month LIBOR USD + 0.450%
	0.561%, 09/20/70 (a)	30,083,308
18,664,340	Series 2020-H16, Class LF
	1 Month LIBOR USD + 1.050%
	1.161%, 09/20/70 (a)	19,447,550
13,144,378	Series 2020-H22, Class HF
	2.370%, 10/20/70 (a)	14,267,897
15,443,165	Series 2021-H01, Class F
	1 Month LIBOR USD + 0.400%
	0.511%, 11/20/70 (a)	15,436,890
25,001,742	Series 2021-H04, Class FD
	30-day Average SOFR + 1.150%
	1.230%, 12/20/70 (a)	26,400,277
15,041,866	Series 2021-H03, Class ML
	2.276%, 01/20/71 (a)	16,315,724
15,000,000	Series 2021-H03, Class JF
	30-day Average SOFR + 1.250%
	1.310%, 01/20/71 (a)	15,960,937
24,075,705	Series 2021-H03, Class FJ
	30-day Average SOFR + 1.150%
	1.210%, 02/20/71 (a)	25,414,916
25,747,515	Series 2021-H04, Class FC
	30-day Average SOFR + 1.150%
	1.230%, 02/20/71 (a)	27,203,859
20,148,914	Series 2021-H04, Class FB
	30-day Average SOFR + 1.200%
	1.280%, 02/20/71 (a)	21,313,773
15,800,000	Series 2021-H04, Class BF
	30-day Average SOFR + 0.600%
	0.680%, 02/20/71 (a)	16,155,500
16,584,253	Series 2021-H04, Class FA
	30-day Average SOFR + 1.250%
	1.330%, 02/20/71 (a)	17,568,943
		506,813,575
	Total Collateralized
	Mortgage Obligations	738,604,260
	(Cost $735,257,466)

MORTGAGE-BACKED OBLIGATIONS – 10.29%
	Federal Home Loan
	Mortgage Corporation – 0.01%
8,211	6 Month LIBOR USD + 1.625%
	2.290%, 11/01/22 (a)	8,308
2,415	6 Month LIBOR USD + 1.095%
	1.348%, 11/01/22 (a)	2,422
8,192	6 Month LIBOR USD + 2.231%
	2.618%, 10/01/24 (a)	8,235
194,031	H15T3Y + 2.542%
	3.492%, 08/01/28 (a)	193,566
39,998	H15T1Y + 1.920%
	3.045%, 05/01/31 (a)	40,439
		252,970
	Federal Home Loan Mortgage
	Corporation Gold – 0.00%
2,210	3.500%, 10/01/22	2,352
241	4.500%, 07/01/23	253
		2,605
	Federal National Mortgage
	Association – 9.80%
64	3.500%, 03/01/21	64
1,005	H15T1Y + 2.000%
	6.750%, 02/01/22 (a)	1,010

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Ultra-Short Duration Portfolio
Portfolio of Investments (continued) – February 28, 2021 (Unaudited)

Par Value		Value
	Federal National Mortgage
	Association – (continued)
$65,008	5.000%, 03/01/27	$68,142
17,030	11th District Cost of Funds Index + 1.250%
	2.319%, 07/01/27 (a)	17,157
41,838	11th District Cost of Funds Index + 1.500%
	4.684%, 01/01/29 (a)	42,592
6,990	11th District Cost of Funds Index + 1.500%
	4.667%, 02/01/29 (a)	7,119
5,000,000	1 Month LIBOR USD + 0.520%
	0.640%, 05/01/29 (a)	4,995,228
5,000,000	1 Month LIBOR USD + 0.580%
	0.700%, 06/01/29 (a)	4,989,987
18,387	11th District Cost of Funds Index + 1.841%
	2.307%, 08/01/29 (a)	18,378
20,000,000	1 Month LIBOR USD + 0.600%
	0.720%, 06/01/30 (a)	19,981,818
20,000,000	1 Month LIBOR USD + 0.590%
	0.710%, 07/01/30 (a)	19,986,910
31,131,000	30-day Average SOFR + 0.390%
	0.463%, 12/01/30 (a)	31,170,456
30,870,000	30-day Average SOFR + 0.350%
	0.423%, 01/01/31 (a)	30,856,872
34,270,000	30-day Average SOFR + 0.390%
	0.463%, 01/01/31 (a)	34,257,668
27,375,000	30-day Average SOFR + 0.420%
	0.493%, 01/01/31 (a)	27,366,323
16,500,000	30-day Average SOFR + 0.380%
	0.453%, 01/01/31 (a)	16,493,809
27,350,000	30-day Average SOFR + 0.420%
	0.493%, 01/01/31 (a)	27,315,913
23,790,000	30-day Average SOFR + 0.370%
	0.443%, 01/01/31 (a)	23,780,552
42,436	12 Month LIBOR USD + 1.755%
	2.380%, 07/01/32 (a)	42,621
8,026	6.000%, 08/01/32	9,035
165,526	H15T1Y + 2.625%
	3.676%, 09/01/32 (a)	165,654
15,984	12 Month LIBOR USD + 1.225%
	1.725%, 01/01/33 (a)	16,113
17,418	H15T1Y + 2.226%
	3.036%, 06/01/33 (a)	18,479
278,344	11th District Cost of Funds Index + 1.250%
	4.598%, 08/01/33 (a)	304,324
1,114	6.000%, 11/01/33	1,306
145,217	H15T1Y + 2.062%
	3.562%, 04/01/34 (a)	153,634
384,458	11th District Cost of Funds Index + 1.250%
	1.716%, 08/01/34 (a)	380,330
27,742	6.000%, 09/01/34	31,274
835	6.000%, 10/01/34	938
159,419	12 Month LIBOR USD + 1.735%
	2.642%, 07/01/37 (a)	168,455
94,952	6.500%, 11/01/37	101,745
22,232	6.000%, 06/01/38	25,196
18,222	6.000%, 09/01/38	20,564
9,007	6.000%, 09/01/38	10,521
6,093	6.000%, 11/01/38	6,842
1,622	6.000%, 10/01/39	1,821
1,764,520	12 Month LIBOR USD + 1.711%
	2.244%, 07/01/40 (a)	1,846,587
1,928,793	12 Month LIBOR USD + 1.755%
	2.761%, 02/01/42 (a)	2,020,489
357,557	12 Month LIBOR USD + 1.743%
	3.094%, 05/01/42 (a)	372,676
321,311	11th District Cost of Funds Index + 1.250%
	1.716%, 08/01/44 (a)	317,621
		247,366,223

	Government National
	Mortgage Association – 0.48%
9,420	7.000%, 04/15/26	10,175
76,238	H15T1Y + 2.000%
	3.375%, 04/20/34 (a)	76,955
418,659	H15T1Y + 1.500%
	2.875%, 06/20/34 (a)	439,095
437,904	H15T1Y + 1.500%
	2.250%, 08/20/34 (a)	457,551
22,901	H15T1Y + 1.500%
	2.875%, 05/20/42 (a)	23,931
19,277	H15T1Y + 1.500%
	2.875%, 06/20/42 (a)	20,147
103,712	H15T1Y + 1.500%
	2.250%, 07/20/42 (a)	107,930
10,809	H15T1Y + 1.500%
	2.125%, 10/20/42 (a)	11,247
20,748	H15T1Y + 1.500%
	2.125%, 12/20/42 (a)	21,566
2,053,532	12 Month LIBOR USD + 1.770%
	2.133%, 11/20/68 (a)	2,217,298
4,356,708	12 Month LIBOR USD + 1.862%
	2.885%, 06/20/69 (a)(f)	4,734,104
3,839,302	12 Month LIBOR USD + 1.533%
	2.369%, 09/20/69 (a)(f)	4,097,247
		12,217,246
	Total Mortgage-Backed Obligations	259,839,044
	(Cost $259,726,363)

AGENCY DEBENTURES – 0.08%
	Other Agency Debentures – 0.08%
2,000,000	Sri Lanka Government AID Bond
	3 Month LIBOR USD + 0.300%
	0.475%, 11/01/24 (a)(f)(g)	2,000,000
	Total Agency Debentures	2,000,000
	(Cost $2,000,000)

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Ultra-Short Duration Portfolio
Portfolio of Investments (continued) – February 28, 2021 (Unaudited)

Par Value		Value

U.S. GOVERNMENT-BACKED OBLIGATIONS – 26.39%
	FHLMC, Multifamily Structured
	Pass Through Certificates
$1,229,355	Series K-F29, Class A
	1 Month LIBOR USD + 0.360%
	0.480%, 02/25/24 (a)(d)	$1,234,159
264,699	Series K-BF1, Class A
	1 Month LIBOR USD + 0.390%
	0.510%, 07/25/24 (a)(d)	265,125
3,365,028	Series K-F49, Class A
	1 Month LIBOR USD + 0.340%
	0.460%, 06/25/25 (a)(d)	3,383,167
10,526,127	Series K-F55, Class A
	1 Month LIBOR USD + 0.510%
	0.630%, 11/25/25 (a)(d)	10,587,495
6,404,997	Series K-F62, Class A
	1 Month LIBOR USD + 0.480%
	0.600%, 04/25/26 (a)(d)	6,453,961
8,504,646	Series K-F77, Class AL
	1 Month LIBOR USD + 0.700%
	0.820%, 02/25/27 (a)(d)	8,595,557
625,268	Series K-F30, Class A
	1 Month LIBOR USD + 0.370%
	0.490%, 03/25/27 (a)	625,944
8,943,634	Series K-F81, Class AL
	1 Month LIBOR USD + 0.360%
	0.480%, 06/25/27 (a)(d)	9,006,056
1,696,970	Series K-F86, Class AS
	30-day Average SOFR + 0.320%
	0.363%, 08/25/27 (a)(d)	1,701,147
3,517,803	Series K-F50, Class A
	1 Month LIBOR USD + 0.400%
	0.520%, 07/25/28 (a)(d)	3,536,980
3,813,295	Series K-F52, Class A
	1 Month LIBOR USD + 0.420%
	0.540%, 09/25/28 (a)(d)	3,850,533
2,632,212	Series K-F56, Class A
	1 Month LIBOR USD + 0.560%
	0.680%, 11/25/28 (a)(d)	2,662,747
9,886,685	Series K-F65, Class A
	1 Month LIBOR USD + 0.520%
	0.640%, 07/25/29 (a)(d)	10,000,542
4,996,269	Series K-F66, Class A
	1 Month LIBOR USD + 0.520%
	0.640%, 07/25/29 (a)(d)	5,023,366
10,000,000	Series K-S12, Class A
	1 Month LIBOR USD + 0.650%
	0.765%, 08/25/29 (a)(d)	10,039,206
5,000,000	Series K-S13, Class A
	1 Month LIBOR USD + 0.660%
	0.775%, 09/25/29 (a)(d)	5,020,004
20,000,000	Series K-F73, Class AL
	1 Month LIBOR USD + 0.600%
	0.720%, 11/25/29 (a)(c)(d)	20,143,022
4,479,072	Series K-F75, Class AS
	SOFR + 0.550%
	0.594%, 12/25/29 (a)(d)	4,544,176
9,953,494	Series K-F75, Class AL
	1 Month LIBOR USD + 0.510%
	0.625%, 12/25/29 (a)(d)	10,026,556
15,000,000	Series K-L06, Class AFL
	1 Month LIBOR USD + 0.370%
	0.488%, 12/25/29 (a)(d)	15,123,850
20,000,000	Series K-F76, Class AS
	SOFR + 0.610%
	0.684%, 01/25/30 (a)(d)	20,102,792
20,000,000	Series K-F76, Class AL
	1 Month LIBOR USD + 0.600%
	0.720%, 01/25/30 (a)(d)	20,163,346
20,000,000	Series K-F78, Class AL
	1 Month LIBOR USD + 0.800%
	0.920%, 03/25/30 (a)(d)	20,231,510
17,000,000	Series K-S14, Class AS
	30-day Average SOFR + 0.370%
	0.413%, 04/25/30 (a)(d)	17,057,977
29,989,536	Series K-F79, Class AS
	30-day Average SOFR + 0.580%
	0.653%, 05/25/30 (a)(d)	30,137,288
14,245,030	Series K-F79, Class AL
	1 Month LIBOR USD + 0.470%
	0.590%, 05/25/30 (a)(d)	14,376,513
12,250,000	Series K-F82, Class AS
	30-day Average SOFR + 0.420%
	0.493%, 06/25/30 (a)(d)	12,326,908
16,500,000	Series K-F82, Class AL
	1 Month LIBOR USD + 0.370%
	0.490%, 06/25/30 (a)(d)	16,556,519
25,000,000	Series K-F83, Class AL
	1 Month LIBOR USD + 0.360%
	0.480%, 06/25/30 (a)(d)	25,236,187
21,948,258	Series K-F84, Class AL
	1 Month LIBOR USD + 0.300%
	0.420%, 07/25/30 (a)(d)	22,001,797
30,000,000	Series K-F87, Class AL
	1 Month LIBOR USD + 0.350%
	0.465%, 08/25/30 (a)	30,184,299
48,158,994	Series K-F89, Class AS
	30-day Average SOFR + 0.370%
	0.443%, 09/25/30 (a)(d)	48,336,701
42,000,000	Series K-F90, Class AS
	30-day Average SOFR + 0.380%
	0.423%, 09/25/30 (a)(d)	42,275,003
32,500,000	Series K-F88, Class AL
	1 Month LIBOR USD + 0.330%
	0.445%, 09/25/30 (a)(d)	32,581,178
22,500,000	Series K-F92, Class AL
	1 Month LIBOR USD + 0.330%
	0.445%, 10/25/30 (a)(d)	22,560,046

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Ultra-Short Duration Portfolio
Portfolio of Investments (continued) – February 28, 2021 (Unaudited)

Par Value		Value

U.S. GOVERNMENT-BACKED OBLIGATIONS – (continued)
$21,997,968	Series K-F91, Class AS
	30-day Average SOFR + 0.380%
	0.423%, 10/25/30 (a)(d)	$22,079,715
30,000,000	Series KF-94, Class AL
	1 Month LIBOR USD + 0.300%
	0.415%, 11/25/30 (a)(d)	30,063,630
33,000,000	Series K-F98, Class AS
	30-day Average SOFR + 0.210%
	0.283%, 12/25/30 (a)(d)	33,009,781
25,000,000	Series K-F97, Class AS
	30-day Average SOFR + 0.250%
	0.293%, 12/25/30 (a)(d)	25,094,772
50,000,000	Series K-F99, Class AS
	30-day Average SOFR + 0.200%
	0.273%, 12/25/30 (a)(d)	50,046,645
	FNMA
158,429	Series 2017-M5, Class FA
	1 Month LIBOR USD + 0.490%
	0.620%, 04/25/24 (a)	158,538
	Total U.S. Government-Backed
	Obligations	666,404,738
	(Cost $663,183,436)

REPURCHASE AGREEMENTS – 29.74%
75,000,000	RBC Capital Markets, 0.320%,
	Dated 02/26/2021, matures 04/05/2021,
	repurchase price $75,025,333 (collateralized
	by $71,841,455 par amount of Domestic
	Municipal Securities, United States
	Treasury Bills and FHLMC securities of
	0.000% to 5.500% due 05/20/21 to 09/01/50,
	total market value $77,949,149)	75,000,000
149,656,000	Amherst Pierpoint Securities, 0.668%,
	Dated 02/25/2021, matures 03/19/2021,
	repurchase price $149,610,276 (collateralized
	by $151,150,024 par amount of a GNMA
	security of 2.000% due 03/20/51, total market
	value $152,602,481)	149,656,000
205,360,000	Amherst Pierpoint Securities, 0.668%,
	Dated 02/25/2021, matures 03/22/2021,
	repurchase price $205,297,024 (collateralized
	by $207,409,885 par amount of a GNMA
	security of 2.000% due 03/20/51, total market
	value $209,402,974)	205,360,000
250,820,000	INTL FCStone Financial, Inc., 0.100%,
	Dated 02/26/2021, matures 03/01/2021,
	repurchase price $250,822,090 (collateralized
	by $280,024,928 par amount of Government
	Agencies, United States Treasury Bills, GNMA,
	FNMA, and FHLMC securities of 0.095% to
	4.500% due 08/24/21 to 01/20/71, total market
	value $255,121,965)	250,820,000
70,000,000	Amherst Pierpoint Securities, 0.720%,
	Dated 02/10/2021, matures 05/07/2021,
	repurchase price $70,120,400 (collateralized
	by $116,312,694 par amount of United States
	Treasury Bills, GNMA, FNMA, FHLMC, and
	CMO Securities of 1.500% to 6.500%
	due 11/15/28 to 08/01/50, total market
	value $71,943,209)	70,000,000
	Total Repurchase Agreements	750,836,000
	(Cost $750,836,000)
	Total Investments – 99.65%	2,515,958,740
	(Cost $2,508,812,045)
	Net Other Assets
	and Liabilities – 0.35%	8,961,807
	Net Assets – 100.00%	$2,524,920,547

*	See Note A.
(a)
Variable rate securities. Interest rates disclosed are those which are in effect at February 28, 2021. Maturity date shown is the date of the next coupon rate reset or actual maturity. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. For those variable rate securities which are based on published reference and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. See also, Explanation of Abbreviations and Acronyms below.

(b)	The security has PAC (Planned Amortization Class) collateral.
(c)	The security has Sequential collateral.
(d)	The security has Structured collateral.
(e)	The security has Support collateral.
(f)	Illiquid security. The total market value of these securities was $10,831,351, representing 0.43% of net assets.
(g)
Security has been valued at fair market value as determined in good faith by or under the direction of the Board of Trustees of the Trust. As of February 28, 2021, this security amounted to $2,000,000 or 0.08% of net assets. Investment categorized as a significant unobservable input (Level 3).

Explanation of Abbreviations and Acronyms:
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
H15T3Y	US Treasury Yield Curve Rate T-Note Constant Maturity 3 Year
H15T10Y	US Treasury Yield Curve Rate T-Note Constant Maturity 10 Year
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
USD	U.S. Dollar

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Short Duration Portfolio
Portfolio of Investments – February 28, 2021 (Unaudited)

Par Value		Value

BANK NOTES – 6.34%
	Financials – 6.34%
$2,000,000	Associated Bank NA,
	3.500%, 08/13/21	$2,022,939
5,000,000	BBVA USA,
	3 Month LIBOR USD + 0.730%
	0.951%, 06/11/21 (a)	5,006,160
19,430,000	Capital One Bank USA NA,
	SOFR + 0.616%
	2.014%, 01/27/23 (a)	19,708,686
3,998,000	Citibank NA,
	3 Month LIBOR USD + 0.570%
	0.788%, 07/23/21 (a)	4,005,135
5,000,000	3 Month LIBOR USD + 0.600%
	0.782%, 05/20/22 (a)	5,006,160
1,421,000	3.650%, 01/23/24	1,544,234
1,500,000	Fifth Third Bank,
	2.875%, 10/01/21	1,519,503
5,500,000	Huntington National Bank,
	3.250%, 05/14/21	5,519,670
2,000,000	KeyBank NA,
	3 Month LIBOR USD + 0.660%
	0.865%, 02/01/22 (a)	2,010,988
7,000,000	Pinnacle Bank,
	3 Month LIBOR USD + 3.128%
	3.333%, 07/30/25 (a)	6,999,923
3,000,000	PNC Bank NA,
	2.550%, 12/09/21	3,045,815
8,450,000	Truist Bank,
	2.150%, 12/06/24	8,868,969
5,000,000	US Bank NA,
	3 Month LIBOR USD + 0.440%
	0.615%, 05/23/22 (a)	5,022,234
5,000,000	Wells Fargo Bank NA,
	3 Month LIBOR USD + 0.510%
	0.732%, 10/22/21 (a)	5,013,400
	Total Bank Notes	75,293,816
	(Cost $74,842,209)

COLLATERALIZED MORTGAGE OBLIGATIONS – 16.00%
	Federal Home Loan Mortgage
	Corporation REMIC – 1.36%
6,464	Series 1448, Class F
	1 Month LIBOR USD + 1.400%
	1.512%, 12/15/22 (a)(b)	6,515
104,784	Series 2868, Class AV
	5.000%, 08/15/24 (b)(c)	109,903
90,869	Series 1980, Class Z
	7.000%, 07/15/27 (b)	103,497
1,107,966	Series 3346, Class FT
	1 Month LIBOR USD + 0.350%
	0.462%, 10/15/33 (a)(c)(d)	1,113,195
912,032	Series 3471, Class FB
	1 Month LIBOR USD + 1.000%
	1.112%, 08/15/35 (a)	938,593
478,248	Series 3208, Class FH
	1 Month LIBOR USD + 0.400%
	0.512%, 08/15/36 (a)	481,581
1,423,356	Series 3208, Class FA
	1 Month LIBOR USD + 0.400%
	0.512%, 08/15/36 (a)	1,433,276
1,215,205	Series 3371, Class FA
	1 Month LIBOR USD + 0.600%
	0.712%, 09/15/37 (a)	1,232,786
315,291	Series 3367, Class YF
	1 Month LIBOR USD + 0.550%
	0.662%, 09/15/37 (a)	319,749
491,697	Series 4248, Class QF
	1 Month LIBOR USD + 0.500%
	0.612%, 06/15/39 (a)(c)	496,694
302,179	Series 4316, Class FY
	1 Month LIBOR USD + 0.400%
	0.512%, 11/15/39 (a)(b)	302,611
190,301	Series 3827, Class KF
	1 Month LIBOR USD + 0.370%
	0.482%, 03/15/41 (a)	191,798
42,659	Series 4109, Class EC
	2.000%, 12/15/41 (b)(c)	40,866
1,007,414	Series 4272, Class FD
	1 Month LIBOR USD + 0.350%
	0.462%, 11/15/43 (a)	1,013,893
1,555,955	Series 4606, Class FL
	1 Month LIBOR USD + 0.500%
	0.612%, 12/15/44 (a)(c)	1,570,496
1,988,111	Series 4784, Class PK
	3.500%, 06/15/45 (d)	2,034,841
4,210,182	Series 4968, Class NP
	6.500%, 04/25/50 (d)	4,750,542
		16,140,836
	Federal National Mortgage
	Association REMIC – 3.76%
71	Series G92-44, Class Z
	8.000%, 07/25/22	72
2,357,399	Series 2013-57, Class DK
	3.500%, 06/25/33	2,570,644
191,024	Series 2006-45, Class TF
	1 Month LIBOR USD + 0.400%
	0.518%, 06/25/36 (a)	192,484
220,044	Series 2006-76, Class QF
	1 Month LIBOR USD + 0.400%
	0.518%, 08/25/36 (a)(d)	221,812
127,704	Series 2007-75, Class VF
	1 Month LIBOR USD + 0.450%
	0.568%, 08/25/37 (a)	128,902
166,317	Series 2014-19, Class FA
	1 Month LIBOR USD + 0.400%
	0.518%, 11/25/39 (a)(b)	166,542

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Short Duration Portfolio
Portfolio of Investments (continued) – February 28, 2021 (Unaudited)

Par Value		Value

	Federal National Mortgage
	Association REMIC – (continued)
$210,140	Series 2014-19, Class FJ
	1 Month LIBOR USD + 0.400%
	0.518%, 11/25/39 (a)(b)	$210,389
156,885	Series 2010-123, Class FL
	1 Month LIBOR USD + 0.430%
	0.548%, 11/25/40 (a)(d)	158,196
423,262	Series 2011-110, Class FE
	1 Month LIBOR USD + 0.400%
	0.518%, 04/25/41 (a)(d)	421,068
349,965	Series 2015-92, Class PA
	2.500%, 12/25/41 (c)(d)	364,241
348,197	Series 2012-38, Class JE
	3.250%, 04/25/42 (d)	368,189
929,403	Series 2012-71, Class FL
	1 Month LIBOR USD + 0.500%
	0.618%, 07/25/42 (a)	938,287
2,490,801	Series 2013-101, Class FE
	1 Month LIBOR USD + 0.600%
	0.718%, 10/25/43 (a)	2,530,759
3,703,454	Series 2013-101, Class CF
	1 Month LIBOR USD + 0.600%
	0.718%, 10/25/43 (a)	3,762,648
4,073,249	Series 2016-62, Class FH
	1 Month LIBOR USD + 0.400%
	0.518%, 09/25/46 (a)	4,108,235
4,457,416	Series 2016-83, Class FK
	1 Month LIBOR USD + 0.500%
	0.618%, 11/25/46 (a)	4,503,728
2,949,738	Series 2017-39, Class FT
	1 Month LIBOR USD + 0.400%
	0.518%, 05/25/47 (a)	2,959,988
3,057,127	Series 2017-112, Class FC
	1 Month LIBOR USD + 0.350%
	0.468%, 01/25/48 (a)	3,067,768
866,332	Series 2008-22, Class FD
	1 Month LIBOR USD + 0.840%
	0.958%, 04/25/48 (a)(c)	887,803
12,076,841	Series 2020-18, Class KD
	6.500%, 03/25/50	13,862,422
3,309,256	Series 2018-72, Class FB
	1 Month LIBOR USD + 0.350%
	0.468%, 10/25/58 (a)	3,324,285
		44,748,462

	Government National Mortgage
	Association – 6.61%
13,739,155	Series 2020-176, Class MT
	5.000%, 11/20/50	15,653,394
2,993,127	Series 2017-H09, Class FJ
	1 Month LIBOR USD + 0.500%
	0.644%, 03/20/67 (a)	3,000,642
3,420,075	Series 2017-H07, Class FC
	1 Month LIBOR USD + 0.520%
	0.664%, 03/20/67 (a)	3,434,532
3,877,989	Series 2018-H01, Class FC
	1 Month LIBOR USD + 0.400%
	0.544%, 01/20/68 (a)	3,877,333
7,248,658	Series 2018-H09, Class FC
	12 Month LIBOR USD + 0.150%
	2.887%, 06/20/68 (a)	7,168,607
7,838,488	Series 2018-H11, Class FJ
	12 Month LIBOR USD + 0.080%
	0.718%, 06/20/68 (a)	7,750,129
7,606,880	Series 2019-H10, Class FC
	1 Month LIBOR USD + 0.650%
	0.794%, 06/20/69 (a)	7,598,696
25,000,000	Series 2021-H03, Class FA
	30-day Average SOFR + 0.380%
	0.450%, 04/20/70 (a)	25,062,500
4,897,226	Series 2020-H09, Class DF
	1 Month LIBOR USD + 0.640%
	0.751%, 05/20/70 (a)	4,969,309
		78,515,142
	Other Mortgage Securities – 4.27%
25,000,000	STRU AM-6600 AD8
	1.500%, 10/16/62 (a)	25,398,438
25,000,000	STRU CSC-1951 A2
	1.500%, 04/16/63 (a)	25,396,484
		50,794,922
	Total Collateralized
	Mortgage Obligations	190,199,362
	(Cost $190,030,814)

MORTGAGE-BACKED OBLIGATIONS – 38.76%

	Federal Home Loan Mortgage
	Corporation – 2.84%
66,439	12 Month LIBOR USD + 1.840%
	2.634%, 11/01/34 (a)	67,341
2,630,881	3.000%, 11/01/34	2,773,957
3,342,569	3.500%, 02/01/35	3,561,116
134,396	H15T1Y + 2.250%
	3.000%, 08/01/35 (a)	143,315
171,017	12 Month LIBOR USD + 1.768%
	3.509%, 05/01/36 (a)	178,873
121,476	12 Month LIBOR USD + 1.890%
	3.890%, 03/01/42 (a)	127,191
3,663,069	3.000%, 02/01/47	3,944,624
7,659,165	4.000%, 05/01/50	8,205,534
14,525,873	2.000%, 01/01/51	14,698,085
		33,700,036
	Federal Home Loan Mortgage
	Corporation Gold – 1.58%
1,829	3.500%, 10/01/22	1,947
5,205,283	2.000%, 12/01/31	5,388,339
55,719	5.000%, 08/01/35	64,818
9,171	5.000%, 12/01/35	10,660

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Short Duration Portfolio
Portfolio of Investments (continued) – February 28, 2021 (Unaudited)

Par Value		Value

	Federal Home Loan Mortgage
	Corporation Gold – (continued)
$2,455,804	3.000%, 01/01/37	$2,592,507
2,598,112	3.000%, 02/01/37	2,742,737
3,430,321	3.500%, 02/01/37	3,700,980
79,370	5.000%, 03/01/37	92,338
3,174,558	3.500%, 03/01/37	3,424,519
171,624	5.000%, 05/01/37	199,670
150,095	5.000%, 02/01/38	174,633
43,333	5.000%, 03/01/38	49,441
39,588	5.000%, 09/01/38	46,033
135,982	5.000%, 12/01/38	158,159
89,591	5.000%, 01/01/39	104,213
		18,750,994

	Federal National Mortgage
	Association – 11.85%
53	3.500%, 03/01/21	53
4,481,264	2.544%, 08/01/22 (a)	4,567,297
10,597,338	2.435%, 08/01/26	11,284,822
52,006	5.000%, 03/01/27	54,514
29,337	7.000%, 08/01/28	29,460
23,011	7.000%, 08/01/28	23,108
45,271	7.000%, 11/01/28	48,826
5,233,000	1 Month LIBOR USD + 0.520%
	0.640%, 05/01/29 (a)	5,228,006
10,000,000	1 Month LIBOR USD + 0.590%
	0.710%, 07/01/30 (a)	9,993,455
25,000,000	30-day Average SOFR + 0.420%
	0.493%, 01/01/31 (a)	24,968,842
25,000,000	30-day Average SOFR + 0.420%
	0.493%, 01/01/31 (a)	24,992,076
9,964	7.000%, 02/01/32	11,185
81,244	2.500%, 02/01/32	84,896
25,947	H15T1Y + 2.235%
	3.735%, 05/01/32 (a)	25,902
71,032	7.000%, 05/01/32	78,995
8,208	7.000%, 09/01/32	8,284
169,986	H15T1Y + 2.625%
	3.676%, 09/01/32 (a)	170,117
5,445,344	4.000%, 04/01/33	5,877,003
211,865	H15T1Y + 2.215%
	2.604%, 07/01/33 (a)	224,712
136,210	12 Month LIBOR USD + 1.537%
	2.037%, 11/01/33 (a)	136,676
176,695	H15T1Y + 2.215%
	2.340%, 12/01/33 (a)	177,373
1,881,569	4.500%, 01/01/34	2,045,252
878,038	4.500%, 01/01/34	954,158
214,480	12 Month LIBOR USD + 1.543%
	3.015%, 04/01/34 (a)	216,027
73,025	H15T1Y + 2.185%
	2.523%, 08/01/34 (a)	73,885
834	6.000%, 09/01/34	1,002
81,707	12 Month LIBOR USD + 1.664%
	2.164%, 10/01/34 (a)	85,874
5,807,170	3.000%, 01/01/35	6,120,647
5,656,730	3.500%, 01/01/35	6,021,072
32,509	12 Month LIBOR USD + 1.573%
	3.573%, 03/01/35 (a)	32,555
5,099,884	2.500%, 03/01/35	5,355,946
3,563,714	3.000%, 04/01/35	3,757,149
52,642	12 Month LIBOR USD + 1.720%
	3.595%, 04/01/35 (a)	52,658
107,358	12 Month LIBOR USD + 1.413%
	3.096%, 05/01/35 (a)	111,854
145,963	H15T1Y + 2.313%
	3.813%, 05/01/35 (a)	156,137
104,356	6 Month LIBOR USD + 1.409%
	1.815%, 06/01/35 (a)	104,696
2,066,168	4.000%, 06/01/35	2,250,857
123,369	6 Month LIBOR USD + 1.520%
	1.782%, 08/01/35 (a)	124,917
202,334	12 Month LIBOR USD + 1.750%
	2.596%, 08/01/35 (a)	213,553
134,971	12 Month LIBOR USD + 2.435%
	3.060%, 09/01/35 (a)	138,695
135,360	H15T1Y + 2.085%
	2.286%, 10/01/35 (a)	136,229
313,351	12 Month LIBOR USD + 1.557%
	2.069%, 11/01/35 (a)	316,485
140,879	12 Month LIBOR USD + 1.737%
	3.737%, 03/01/36 (a)	141,090
212,038	12 MTA + 2.527%
	3.070%, 04/01/36 (a)	227,742
2,003,145	4.500%, 12/01/38	2,189,611
6,060,953	4.000%, 09/01/39	6,565,389
42,839	5.000%, 10/01/39	49,407
459,716	12 Month LIBOR USD + 1.743%
	3.094%, 05/01/42 (a)	479,155
250,378	12 Month LIBOR USD + 1.700%
	2.637%, 06/01/42 (a)	260,262
164,054	12 Month LIBOR USD + 1.685%
	2.185%, 10/01/42 (a)	169,615
430,699	12 Month LIBOR USD + 1.580%
	2.538%, 12/01/44 (a)	444,939
1,930,403	12 Month LIBOR USD + 1.610%
	3.160%, 04/01/47 (a)	2,001,484
1,466,739	12 Month LIBOR USD + 1.608%
	3.104%, 09/01/47 (a)	1,519,132
5,658,517	4.500%, 06/01/48	6,154,262
1,880,781	3.500%, 04/01/49	1,992,379
2,226,281	4.000%, 05/01/49	2,387,936
		140,837,653
	Government National
	Mortgage Association – 3.84%
25,220	H15T1Y + 1.500%
	2.875%, 05/20/42 (a)	26,354
21,936	H15T1Y + 1.500%
	2.875%, 06/20/42 (a)	22,926

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Short Duration Portfolio
Portfolio of Investments (continued) – February 28, 2021 (Unaudited)

Par Value		Value

	Government National
	Mortgage Association – (continued)
$114,863	H15T1Y + 1.500%
	2.250%, 07/20/42 (a)	$119,535
12,299	H15T1Y + 1.500%
	2.125%, 10/20/42 (a)	12,799
23,209	H15T1Y + 1.500%
	2.125%, 12/20/42 (a)	24,125
40,000,000	2.500%, 04/15/50 TBA (f)	41,315,640
3,895,177	12 Month LIBOR USD + 1.533%
	2.369%, 09/20/69 (a)(e)	4,156,877
		45,678,256
	Uniform Mortgage
	Backed Securities – 18.65%
25,000,000	3.500%, 03/11/21 TBA (f)	26,490,235
50,000,000	1.500%, 03/16/21 TBA (f)	50,468,750
75,000,000	2.000%, 03/16/21 TBA (f)	77,414,062
40,000,000	2.500%, 04/14/21 TBA (f)	41,241,400
25,000,000	2.500%, 04/19/21 TBA (f)	26,098,448
		221,712,895
	Total Mortgage-Backed Obligations	460,679,834
	(Cost $458,922,720)

MUNICIPAL BONDS – 0.56%
	City of New Orleans LA Sewerage
	Service Revenue
400,000	0.589%, 06/01/24	398,960
500,000	0.808%, 06/01/25	497,395
500,000	0.958%, 06/01/26	495,690
	City of New Orleans LA Water System Revenue
500,000	0.465%, 12/01/23	499,565
500,000	0.858%, 12/01/25	496,200
315,000	1.008%, 12/01/26	310,152
	City of New York NY
4,000,000	1.216%, 08/01/26	4,008,560
	Total Municipal Bonds	6,706,522
	(Cost $6,783,252)

U.S. GOVERNMENT-BACKED OBLIGATIONS – 29.43%
	FHLMC, Multifamily Structured Pass
	Through Certificates
4,167,000	Series K-031, Class A2
	3.300%, 04/25/23 (a)(b)(c)	4,416,303
456,465	Series K-727, Class A1
	2.632%, 10/25/23 (b)(c)	466,146
1,229,355	Series K-F29, Class A
	1 Month LIBOR USD + 0.360%
	0.480%, 02/25/24 (a)(c)	1,234,159
5,000,000	Series K-726, Class AM
	2.985%, 04/25/24 (b)(c)	5,342,715
2,676,993	Series K-J27, Class A1
	2.092%, 07/25/24 (b)(c)	2,765,169
15,000,000	Series K-729, Class A2
	3.136%, 10/25/24 (b)(c)	16,204,084
1,817,489	Series K-F49, Class A
	1 Month LIBOR USD + 0.340%
	0.460%, 06/25/25 (a)(c)	1,827,286
10,325,000	Series K-C02, Class A2
	3.370%, 07/25/25 (b)(c)	10,917,694
10,000,000	Series K-050, Class A2
	3.334%, 08/25/25 (a)(b)(c)	11,040,858
5,000,000	Series K-734, Class AM
	3.435%, 02/25/26 (a)(b)(c)	5,549,790
441,371	Series K-F27, Class A
	1 Month LIBOR USD + 0.420%
	0.540%, 12/25/26 (a)(c)	441,898
5,865,013	Series K-066, Class A2
	3.117%, 06/25/27 (b)(c)	6,509,957
5,000,000	Series K-J24, Class A2
	2.821%, 09/25/27 (b)(c)	5,367,052
5,000,000	Series K-070, Class A2
	3.303%, 11/25/27 (a)(b)(c)	5,623,819
1,081,036	Series K-091, Class A1
	3.339%, 10/25/28 (b)(c)	1,198,414
7,783,855	Series K-S10, Class A10
	1 Month LIBOR USD + 0.610%
	0.730%, 10/25/28 (a)(c)	7,817,097
6,141,829	Series K-F56, Class A
	1 Month LIBOR USD + 0.560%
	0.680%, 11/25/28 (a)(c)	6,213,076
4,237,858	Series K-F59, Class A
	1 Month LIBOR USD + 0.540%
	0.660%, 02/25/29 (a)(c)	4,275,678
5,000,000	Series K-091, Class AM
	3.566%, 03/25/29 (b)(c)	5,730,102
5,000,000	Series K-S13, Class A
	1 Month LIBOR USD + 0.660%
	0.775%, 09/25/29 (a)(c)	5,020,004
4,946,433	Series K-104, Class A1
	1.938%, 10/25/29 (b)(c)	5,163,033
9,996,512	Series K-F79, Class AS
	30-day Average SOFR + 0.580%
	0.653%, 05/25/30 (a)(c)	10,045,763
7,000,000	Series K-F83, Class AL
	1 Month LIBOR USD + 0.360%
	0.480%, 06/25/30 (a)(c)	7,066,133
13,000,000	Series K-F82, Class AL
	1 Month LIBOR USD + 0.370%
	0.490%, 06/25/30 (a)(c)	13,044,530
30,000,000	Series K-F90, Class AS
	30-day Average SOFR + 0.380%
	0.423%, 09/25/30 (a)(c)	30,196,431
21,997,968	Series K-F91, Class AS
	30-day Average SOFR + 0.380%
	0.423%, 10/25/30 (a)(c)	22,079,715
22,500,000	Series K-F92, Class AL
	1 Month LIBOR USD + 0.330%
	0.445%, 10/25/30 (a)(c)	22,560,046

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Short Duration Portfolio
Portfolio of Investments (continued) – February 28, 2021 (Unaudited)

Par Value		Value

U.S. GOVERNMENT-BACKED OBLIGATIONS – (continued)
$20,000,000	Series KF-94, Class AL
	1 Month LIBOR USD + 0.300%
	0.415%, 11/25/30 (a)(c)	$20,042,420
15,000,000	Series K-F97, Class AS
	30-day Average SOFR + 0.250%
	0.293%, 12/25/30 (a)(c)	15,056,863
	FNMA
1,969,322	Series 2013-M6, Class 2A
	2.532%, 03/25/23 (a)	2,038,168
20,000,000	Series 2017-M1, Class A2
	2.417%, 10/25/26 (a)(b)	21,229,810
2,090,960	Series 2018-M1, Class A1
	2.985%, 12/25/27 (a)(b)	2,229,817
	GNMA
20,000,000	Series 2021-028, Class AJ
	1.500%, 01/16/62	20,218,750
19,786,225	Series 2020-132, Class AD
	2.200%, 09/16/62 (b)	20,318,656
19,895,448	Series 2020-159, Class AJ
	2.200%, 10/16/62 (a)(b)	20,402,026
9,971,209	Series 2020-197, Class AJ
	1.900%, 10/16/62 (b)	10,096,345
	Total U.S. Government-Backed
	Obligations	349,749,807
	(Cost $346,342,213)

REPURCHASE AGREEMENTS – 33.51%
398,220,000	INTL FCStone Financial, Inc., 0.100%,
	Dated 02/26/2021, matures 03/01/2021,
	repurchase price $398,223,319 (collateralized
	by $450,303,442 par amount of Government
	Agencies, United States Treasury Bills, GNMA,
	FNMA, and FHLMC securities of 0.000% to
	7.000% due 02/28/21 to 01/20/71, total
	market value $404,828,419)	398,220,000
	Total Repurchase Agreements	398,220,000
	(Cost $398,220,000)

Shares
REGISTERED INVESTMENT COMPANY – 0.09%
1,029,023	First American Government
	Obligations Fund – Class X
	0.030%, 12/01/31 (g)	1,029,023
	Total Registered Investment Company	1,029,023
	(Cost $1,029,023)
	Total Investments – 124.69%	1,481,878,364
	(Cost $1,476,170,231)
	Net Other Assets
	and Liabilities – (24.69)%	(293,394,706)
	Net Assets – 100.00%	$1,188,483,658

(a)
Variable rate securities. Interest rates disclosed are those which are in effect at February 28, 2021. Maturity date shown is the date of the next coupon rate reset or actual maturity. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. For those variable rate securities which are based on published reference and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. See also, Explanation of Abbreviations and Acronyms below.

(b)	The security has Sequential collateral.
(c)	The security has Structured collateral.
(d)	The security has PAC (Planned Amortization Class) collateral.
(e)	Illiquid security. The total market value of this security was $4,156,877, representing 0.35% of net assets.
(f)	Represents or includes a TBA (To Be Announced) transaction.
(g)	Seven day yield as of February 28, 2021.

Explanation of Abbreviations and Acronyms:
12 MTA	Federal Reserve US 12-Month Cumulative Average 1 Year Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
USD	U.S. Dollar

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Statements of Assets and Liabilities
February 28, 2021 (Unaudited)

	Ultra-Short	Short
	Duration	Duration
	Portfolio	Portfolio
ASSETS:
INVESTMENTS:
Investments and repurchase agreements at cost	$2,508,812,045	$1,476,170,231
Investments at value	$1,765,122,740	$1,083,658,364
Repurchase agreements at value	750,836,000	398,220,000
Total investments and repurchase agreements at value	2,515,958,740	1,481,878,364
Cash	1,337,942	—
Cash held as collateral	1,689,258	884,960

RECEIVABLES:
Interest	535,831	1,482,611
Investment securities sold	4,425	30,791,724
TBA Investment securities sold	—	179,771,840
Fund shares sold	6,000,000	6,000,000
Other assets	21,195	15,796
Total Assets	2,525,547,391	1,700,825,295

LIABILITIES:
PAYABLES:
Dividends	279,785	302,659
Investment securities purchased	—	64,619,066
TBA investment securities purchased	—	447,220,234
Advisory fees	147,366	87,382
Administration fees	91,918	42,956
Distribution fees	35,048	9,347
Accrued expenses	72,727	59,993
Total Liabilities	626,844	512,341,637
NET ASSETS	$2,524,920,547	$1,188,483,658

NET ASSETS CONSIST OF:
Paid-in capital	$2,528,530,403	$1,188,929,453
Total accumulated deficit	(3,609,856)	(445,795)
NET ASSETS	$2,524,920,547	$1,188,483,658

TCU Shares:
Net assets	$928,853,980	$739,362,744
Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	98,461,987	75,194,781
Net asset value, offering price and redemption
price per share (net assets/shares outstanding)	$9.43	$9.83
Investor Shares:
Net assets	$1,596,066,567	$449,120,914
Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	169,193,685	45,673,937
Net asset value, offering price and redemption
price per share (net assets/shares outstanding)	$9.43	$9.83

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Statements of Operations
For the Six Months Ended February 28, 2021 (Unaudited)

	Ultra-Short	Short
	Duration	Duration
	Portfolio	Portfolio
INVESTMENT INCOME:
Interest	$5,872,760	$3,703,186

EXPENSES:
Advisory fees	757,977	403,505
Administration fees	490,543	248,905
Accounting fees	229,756	129,799
Distribution and Service (12b-1) Fees on Investor Shares	173,201	47,051
Legal fees	141,408	74,123
Trustees’ fees	85,706	44,883
Compliance fees	58,218	30,547
Transfer agent fees	56,630	34,376
Custody fees	39,897	23,111
Audit and tax fees	12,396	12,396
Printing fees	2,901	2,353
Interest expense	—	14
Other expenses	43,741	32,033
Net operating expenses	2,092,374	1,083,096
Net Investment Income	3,780,386	2,620,090

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain on Investment Transactions	371,342	2,116,677
Net Change in Unrealized Appreciation (Depreciation) of:
Investments	2,505,692	(9,425,233)
Net Realized and Unrealized Gain (Loss) on Investments	2,877,034	(7,308,556)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,657,420	$(4,688,466)

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Statements of Changes in Net Assets

	Ultra-Short Duration Portfolio		Short Duration Portfolio
	Six Months Ended		Six Months Ended
	February 28, 2021	Year Ended	February 28, 2021	Year Ended
	(Unaudited)	August 31, 2020	(Unaudited)	August 31, 2020
Investment Activities:
Operations:
Net investment income	$3,780,386	$10,070,779	$2,620,090	$8,390,161
Net realized gain (loss)
on investment transactions	371,342	(75,571)	2,116,677	4,139,925
Net change in unrealized appreciation
(depreciation) of investments	2,505,692	5,038,753	(9,425,233)	6,919,223
Net increase (decrease) in net assets
resulting from operations	6,657,420	15,033,961	(4,688,466)	19,449,309
Distributions to Shareholders:
Dividends and distributions to shareholders
TCU Shares	(1,713,148)	(7,670,448)	(2,984,948)	(8,941,076)
Investor Shares	(2,255,961)	(2,657,926)	(1,317,878)	(1,025,867)
Total Distributions	(3,969,109)	(10,328,374)	(4,302,826)	(9,966,943)
From Shares Transactions:
TCU Shares:
Proceeds from sale of shares	178,591,000	332,760,000	153,500,000	220,500,000
Reinvestment of dividends and distributions	930,491	4,673,209	1,364,166	4,196,743
Cost of shares repurchased	(23,000)	(19,029,720)	—	(42,560,387)
Investor Shares:
Proceeds from sale of shares	818,713,124	1,000,248,000	308,750,011	257,864,607
Reinvestment of dividends and distributions	1,215,135	458,622	732,277	113,555
Cost of shares repurchased	(114,615,373)	(167,593,308)	(117,544,643)	(1,252,578)
Net increase in net assets
resulting from shares transactions	884,811,377	1,151,516,803	346,801,811	438,861,940
Net change in net assets	887,499,688	1,156,222,390	337,810,519	448,344,306
Net Assets:
Beginning of period	1,637,420,859	481,198,469	850,673,139	402,328,833
End of period	$2,524,920,547	$1,637,420,859	$1,188,483,658	$850,673,139

Other Information:
Summary of Shares Transactions:
TCU Shares:
Shares sold	18,938,600	35,450,328	15,511,553	22,408,110
Reinvestment of dividends and distributions	98,673	498,297	137,922	428,255
Shares repurchased	(2,439)	(2,028,180)	—	(4,359,417)
Total TCU Share Transactions	19,034,834	33,920,445	15,649,475	18,476,948
Investor Shares:
Shares sold	86,823,226	106,489,769	31,256,024	26,194,821
Reinvestment of dividends and distributions	128,858	48,750	74,041	11,457
Shares repurchased	(12,154,334)	(17,914,269)	(11,917,372)	(128,866)
Total Investor Share Transactions	74,797,750	88,624,250	19,412,693	26,077,412
Net increase in shares outstanding	93,832,584	122,544,695	35,062,168	44,554,360

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Ultra-Short Duration Portfolio – TCU Shares
	Six Months
	Ended
	February 28,
	2021		Years Ended August 31,
	(Unaudited)		2020		2019		2018		2017		2016
Net Asset Value,
Beginning of period	$9.42		$9.38		$9.40		$9.47		$9.49		$9.53
Income from Investment Operations:
Net investment income(a)(b)	0.02		0.13		0.22		0.14		0.07		0.03
Net realized and unrealized gain
(loss) on investment transactions	0.01		0.05		(0.01)		(0.06)		(0.01)		(0.02)
Total income from
investment operations	0.03		0.18		0.21		0.08		0.06		0.01
Less Distributions from:
Investment Income(b)	(0.02)		(0.14)		(0.23)		(0.15)		(0.08)		(0.05)
Total Distributions	(0.02)		(0.14)		(0.23)		(0.15)		(0.08)		(0.05)
Net Asset Value,
End of period	$9.43		$9.42		$9.38		$9.40		$9.47		$9.49
Total Return(c)	0.32	%(d)	1.99%		2.22%		0.89%		0.68%		0.11%
Ratios/Supplemental Data:
Net assets at the
end of period (in thousands)	$928,854		$748,181		$427,038		$360,130		$363,612		$397,935
Ratios to average net assets:
Expenses net of expense reductions	0.20	%(e)	0.26	%(f)	0.32	%(f)	0.40	%(f)	0.40	%(f)	0.41%
Expenses before expense reductions	0.20	%(e)	0.26%		0.33%		0.41%		0.41%		0.41%
Net investment income net
of expense reductions	0.41	%(e)	1.39	%(f)	2.37	%(f)	1.52	%(f)	0.74	%(f)	0.36%
Net investment income
before expense reductions	0.41	%(e)	1.39%		2.36%		1.51%		0.73%		0.36%
Portfolio Turnover Rate	18	%(d)	25%		60%		157%		123%		147%
______________________

(a)	Calculated based on average shares outstanding.
(b)
Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.

(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.
(f)	During the period, certain fees were waived (see Note 3).

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Ultra-Short Duration Portfolio – Investor Shares

	Six Months
	Ended
	February 28,
	2021		Years Ended August 31,
	(Unaudited)		2020		2019		2018		2017		2016
Net Asset Value,
Beginning of period	$9.42		$9.38		$9.40		$9.47		$9.49		$9.53
Income from Investment Operations:
Net investment income(a)(b)	0.02		0.09		0.22		0.14		0.07		0.03
Net realized and unrealized gain
(loss) on investment transactions	0.01		0.09		(0.02)		(0.06)		(0.01)		(0.02)
Total income from
investment operations	0.03		0.18		0.20		0.08		0.06		0.01
Less Distributions from:
Investment Income(b)	(0.02)		(0.14)		(0.22)		(0.15)		(0.08)		(0.05)
Total Distributions	(0.02)		(0.14)		(0.22)		(0.15)		(0.08)		(0.05)
Net Asset Value,
End of period	$9.43		$9.42		$9.38		$9.40		$9.47		$9.49
Total Return(c)	0.30	%(d)	1.96%		2.19%		0.86%		0.64%		0.08%
Ratios/Supplemental Data:
Net assets at the
end of period (in thousands)	$1,596,067		$889,240		$54,160		$14,192		$14,291		$15,113
Ratios to average net assets:
Expenses net of expense reductions	0.23	%(e)	0.28	%(f)	0.34	%(f)	0.43	%(f)	0.43	%(f)	0.44%
Expenses before expense reductions	0.23	%(e)	0.28%		0.35%		0.44%		0.44%		0.44%
Net investment income net
of expense reductions	0.37	%(e)	0.94	%(f)	2.40	%(f)	1.48	%(f)	0.71	%(f)	0.33%
Net investment income
before expense reductions	0.37	%(e)	0.94%		2.39%		1.47%		0.70%		0.33%
Portfolio Turnover Rate	18	%(d)	25%		60%		157%		123%		147%
______________________

(a)	Calculated based on average shares outstanding.
(b)
Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.

(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.
(f)	During the period, certain fees were waived (see Note 3).

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Short Duration Portfolio – TCU Shares
	Six Months
	Ended
	February 28,
	2021		Years Ended August 31,
	(Unaudited)		2020		2019		2018		2017		2016
Net Asset Value,
Beginning of period	$9.91		$9.75		$9.51		$9.67		$9.72		$9.72
Income from Investment Operations:
Net investment income(a)(b)	0.02		0.17		0.23		0.16		0.09		0.06
Net realized and unrealized gain
(loss) on investment transactions	(0.06)		0.19		0.25		(0.15)		(0.04)		0.02
Total income (loss) from
investment operations	(0.04)		0.36		0.48		0.01		0.05		0.08
Less Distributions from:
Investment Income(b)	(0.04)		(0.20)		(0.24)		(0.17)		(0.10)		(0.08)
Total Distributions	(0.04)		(0.20)		(0.24)		(0.17)		(0.10)		(0.08)
Net Asset Value,
End of period	$9.83		$9.91		$9.75		$9.51		$9.67		$9.72
Total Return(c)	-0.37	%(d)	3.76%		5.15%		0.06%		0.55%		0.80%
Ratios/Supplemental Data:
Net assets at the
end of period (in thousands)	$739,363		$590,322		$400,537		$380,063		$396,152		$439,706
Ratios to average net assets:
Expenses net of expense reductions	0.21	%(e)	0.27	%(f)	0.32	%(f)	0.39	%(f)	0.40	%(f)	0.40%
Expenses before expense reductions	0.21	%(e)	0.27%		0.33%		0.40%		0.41%		0.40%
Net investment income net
of expense reductions	0.54	%(e)	1.71	%(f)	2.42	%(f)	1.65	%(f)	0.96	%(f)	0.65%
Net investment income
before expense reductions	0.54	%(e)	1.71%		2.41%		1.64%		0.95%		0.65%
Portfolio Turnover Rate	195	%(d)	112%		80%		196%		145%		131%
______________________

(a)	Calculated based on average shares outstanding.
(b)
Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.

(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.
(f)	During the period, certain fees were waived (see Note 3).

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Short Duration Portfolio – Investor Shares
	Six Months
	Ended
	February 28,
	2021		Years Ended August 31,
	(Unaudited)		2020		2019		2018		2017		2016
Net Asset Value,
Beginning of period	$9.91		$9.75		$9.51		$9.67		$9.72		$9.72
Income from Investment Operations:
Net investment income(a)(b)	0.02		0.12		0.22		0.15		0.09		0.06
Net realized and unrealized gain
(loss) on investment transactions	(0.06)		0.24		0.26		(0.15)		(0.04)		0.01
Total income (loss) from
investment operations	(0.04)		0.36		0.48		0.00		0.05		0.07
Less Distributions from:
Investment Income(b)	(0.04)		(0.20)		(0.24)		(0.16)		(0.10)		(0.07)
Total Distributions	(0.04)		(0.20)		(0.24)		(0.16)		(0.10)		(0.07)
Net Asset Value,
End of period	$9.83		$9.91		$9.75		$9.51		$9.67		$9.72
Total Return(c)	-0.39	%(d)	3.73%		5.12%		0.03%		0.52%		0.77%
Ratios/Supplemental Data:
Net assets at the
end of period (in thousands)	$449,121		$260,351		$1,792		$22,082		$22,191		$23,385
Ratios to average net assets:
Expenses net of expense reductions	0.24	%(e)	0.28	%(f)	0.35	%(f)	0.42	%(f)	0.43	%(f)	0.43%
Expenses before expense reductions	0.24	%(e)	0.28%		0.36%		0.43%		0.44%		0.43%
Net investment income net
of expense reductions	0.51	%(e)	1.23	%(f)	2.27	%(f)	1.62	%(f)	0.93	%(f)	0.62%
Net investment income
before expense reductions	0.51	%(e)	1.23%		2.26%		1.61%		0.92%		0.62%
Portfolio Turnover Rate	195	%(d)	112%		80%		196%		145%		131%
______________________

(a)	Calculated based on average shares outstanding.
(b)
Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.

(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.
(f)	During the period, certain fees were waived (see Note 3).

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Six Months Ended February 28, 2021 (Unaudited)

Note 1. Organization
Trust for Credit Unions (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company currently consisting of two diversified portfolios: Ultra-Short Duration Portfolio and Short Duration Portfolio (together, the “Portfolios” or individually, a “Portfolio”). Shares of the Portfolios are offered for sale solely to state and federally chartered credit unions. The Trust previously offered shares of another portfolio, the Money Market Portfolio, which suspended operations as of the close of business on May 30, 2014.

On October 1, 2012, the Trust began offering a second class of shares, known as Investor Shares, in each of the Portfolios and the existing shares in each Portfolio were redesignated as TCU Shares. Investor Shares and TCU Shares of each Portfolio should have returns that are substantially the same because they represent interests in the same Portfolio and differ only to the extent that they have different class specific expenses. Effective October 1, 2012, TCU Shares of each Portfolio are only available to those shareholders that had open accounts in the particular Portfolio as of such date. The Investor Shares of each Portfolio commenced operations on November 30, 2012.

The Portfolios seek to achieve a high level of current income, consistent with low volatility of principal (in the case of the Ultra-Short Duration Portfolio) and relatively low volatility of principal (in the case of the Short Duration Portfolio) by investing in obligations authorized under the Federal Credit Union Act.

Note 2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation
Investments in mortgage-backed, asset-backed (to the extent that obligations authorized under the Federal Credit Union Act are categorized as asset-backed obligations), and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available due to, among other factors, current market trading activity, credit quality and default rates, are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Board of Trustees of the Trust.

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Portfolio’s net assets as of February 28, 2021 is as follows:

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Six Months Ended February 28, 2021 (Unaudited) (continued)

	Ultra-Short Duration Portfolio
	Total		Level 2	Level 3
	Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	2/28/2021	Price	Inputs	Inputs
Assets:
Bank
Notes	$97,789,555	$—	$97,789,555	$—
Asset-Backed
Securities	485,143	—	485,143	—
Collateralized
Mortgage
Obligations	738,604,260	—	738,604,260	—
Mortgage-Backed
Obligations	259,839,044	—	259,839,044	—
Agency
Debentures	2,000,000	—	—	2,000,000
U.S. Government-
Backed
Obligations	666,404,738	—	666,404,738	—
Repurchase
Agreements	750,836,000	—	750,836,000	—
	$2,515,958,740	$—	$2,513,958,740	$2,000,000

	Short Duration Portfolio
	Total		Level 2	Level 3
	Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	2/28/2021	Price	Inputs	Inputs
Assets:
Bank Notes	$75,293,816	$—	$75,293,816	$—
Collateralized
Mortgage
Obligations	190,199,362	—	190,199,362	—
Mortgage-
Backed
Obligations	460,679,834	—	460,679,834	—
Municipal
Bonds	6,706,522	—	6,706,522	—
U.S. Government-
Backed
Obligations	349,749,807	—	349,749,807	—
Repurchase
Agreements	398,220,000	—	398,220,000	—
Registered
Investment
Company	1,029,023	1,029,023	—	—
	$1,481,878,364	$1,029,023	$1,480,849,341	$—

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of February 28, 2021:

Ultra-Short
Duration Portfolio
Fair Value, as of
August 31, 2020	$2,250,000
Gross sales	(250,000)
Fair Value, as of
February 28, 2021	$2,000,000

Factors considered in determining the fair value of investments designated as Level 3 include anticipated cash flows and credit characteristics.

B. Security Transactions and Investment Income
Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.  Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

All paydown gains and losses are classified as interest income in the accompanying Statements of Operations in accordance with U.S. GAAP. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding increase/decrease in the cost basis of that security using the yield to maturity method, or where applicable, the first call date of the security.

C. Distribution to Shareholders
Each Portfolio intends to distribute to its shareholders substantially all of its investment income and capital gains. The Portfolios declare dividends from net investment income daily and pay such dividends monthly. Each Portfolio makes distributions of net realized capital gains, if any, at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

D. Allocations
Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Portfolio are allocated daily to each class of shares based upon its proportionate share of total net assets of the Portfolio. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Portfolio.  Expenses not directly charged to a Portfolio are allocated proportionally among all the Portfolios in the Trust, daily in relation to the net assets of each Portfolio or another reasonable measure.

E. Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Six Months Ended February 28, 2021 (Unaudited) (continued)

F. LIBOR Transition
The Portfolios invest in financial instruments with payment obligations, financing terms, hedging strategies or investment values based on floating rates, such as London Interbank Offered Rate (“LIBOR”). LIBOR is the offered rate for short-term Eurodollar deposits between major international banks.

On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other reference rates after 2021. Such announcement indicates that the continuation of LIBOR on the current basis cannot and will not be guaranteed after 2021. Regulators and industry working groups have suggested alternative reference rates, but global consensus is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. The transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related instruments, and reduced effectiveness of hedging strategies, adversely affecting a Portfolio’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Portfolios.

G. Federal Taxes
It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions to shareholders are recorded on the ex-dividend date, declared daily and paid monthly by the Portfolios. Net capital losses are carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards may reduce the requirement of future capital gain distributions.

The characterization of distributions to shareholders is determined in accordance with U.S. federal income tax rules, which may differ from U.S. GAAP. Therefore, the source of each Portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gains or as a tax return of capital.

Generally, paydown gains and losses are recorded as increases (paydown gains) or decreases (paydown losses) against capital gains for tax purposes. The Portfolios have elected to accrete and amortize market discounts and premiums on portfolio securities for tax purposes based on the securities’ yield to maturity. For the current year, net amortization is reducing ordinary income available for distribution.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Portfolios’ financial statements. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments for Federal income tax purposes as of August 31, 2020, were as follows:

	Ultra-Short	Short
	Duration	Duration
	Portfolio	Portfolio
Total Cost of Investments
on Tax Basis	$1,662,582,007	$1,067,892,310
Gross Unrealized
Appreciation on
Investments	$5,080,629	$15,409,149
Gross Unrealized
Depreciation on
Investments	(469,221)	(304,757)
Net Unrealized
Appreciation on
Investments	$4,611,408	$15,104,392

H. Expenses
Expenses incurred by the Portfolios that do not specifically relate to an individual Portfolio are generally allocated to the Portfolios based on each Portfolio’s relative average net assets for the period or in such other manner as the Board of Trustees deems fair or equitable depending upon the nature of the expenses. In addition, expenses incurred by a Portfolio that do not specifically relate to a particular class of shares of the Portfolio are generally allocated to the appropriate classes based on each class’ relative average net assets or in such other manner as the Board of Trustees deems fair and equitable. Expenses that specifically relate to a particular class of shares of a Portfolio are allocated to that class.

The Portfolios pay compensation to the independent Trustees of the Trust in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The Portfolios do not pay compensation to Trustees or officers of the Trust who are also officers of the Trust’s investment adviser or administrator.

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Six Months Ended February 28, 2021 (Unaudited) (continued)

I. Repurchase Agreements and Reverse Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ regular custodian or at a custodian specifically designated for purposes of the repurchase agreement under triparty repurchase agreements.

A repurchase agreement may permit a Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the repurchase agreement with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the repurchase agreement counterparty’s bankruptcy or insolvency. Pursuant to the terms of the repurchase agreement, a Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction.  Upon a bankruptcy or insolvency of the repurchase agreement counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

Master Repurchase Agreements (“MRAs”) permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

The Portfolios had investments in repurchase agreements at February 28, 2021. The gross value and related collateral received for these investments are presented in each Portfolio of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral held by each Portfolio exceeded the value of its respective repurchase agreements as of February 28, 2021.

The Portfolios may also engage in reverse repurchase transactions in which a Portfolio sells its securities and simultaneously agrees to repurchase the securities at a specified time and price. Reverse repurchase transactions are considered to be borrowings by a Portfolio. The Portfolios did not engage in reverse repurchase transactions during the six months ended February 28, 2021.

J. When-Issued Securities
Consistent with National Credit Union Administration (“NCUA”) rules and regulations, the Portfolios may purchase or sell when-issued securities, including TBA (“To Be Announced”) securities that have been authorized but not yet issued in the market. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolios’ records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. All settlements in connection with purchases and sales of when-issued securities must be by regular way (i.e., the normal security settlement time, which may vary according to security type). When purchasing a security on a when-issued basis, the Portfolios must set aside liquid assets, or engage in other appropriate measures to cover the obligations under the contract.

K. Mortgage Dollar Rolls
The Portfolios may enter into mortgage ‘‘dollar rolls’’ in which the Portfolios sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial reporting and tax reporting purposes, the Portfolios treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. During the settlement period between the sale and repurchase, the Portfolios will not be entitled to accrue interest and/or receive principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Six Months Ended February 28, 2021 (Unaudited) (continued)

the securities sold by the Portfolios may decline below the repurchase price of those securities. In the event the buyer of the securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Portfolios’ use of proceeds of the transaction may be restricted pending a determination by, or with respect to, the other party.

Note 3. Agreements and 12b-1 Plan

A. Advisory Agreement
ALM First Financial Advisors, LLC (“ALM First” or the “Adviser”) serves as investment adviser pursuant to an advisory agreement (the “Advisory Agreement”) that was approved by the Board of Trustees of the Trust (the “Board”) and shareholders of each Portfolio and took effect on April 16, 2017. Under the Advisory Agreement, ALM First manages the Portfolios, subject to the general supervision of the Board.

As compensation for its services and its assumption of certain expenses, prior to January 31, 2021 the Adviser was entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each Portfolio’s average daily net assets):

		Contractual
Portfolio	Asset Level	Rate
Ultra-Short	first $250 million,	0.12%
Duration and	next $250 million,	0.10
Short Duration(1)	in excess of $500 million	0.07
________

(1)	Advisory Fee rate is based on the aggregate average net assets of the Portfolios. Fees are charged on a pro rata basis between the Portfolios.

Effective January 31, 2021, as compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each Portfolio’s average daily net assets):

Portfolio(s)	Contractual Rate*
Ultra-Short	0.14% on the first $250 million;
Duration	0.12% between $250 million and $500 million;
0.08% between $500 million and $1 billion;
0.06% assets above $1 billion
Short	0.14% on the first $250 million;
Duration	0.12% between $250 million and $500 million;
0.08% between $500 million and $1 billion;
0.06% assets above $1 billion

*	Contractual rate effective January 31, 2021 is based on the average daily net assets of each Portfolio.

B. Administration Agreement
Callahan Credit Union Financial Services Limited Liability Limited Partnership (“CUFSLP”) serves as the Portfolios’ administrator pursuant to an Administration Agreement. Callahan Financial Services, Inc. (“CFS”) serves as a general partner to CUFSLP, which includes 37 major credit unions that are limited partners. As compensation for services rendered pursuant to such Agreement, CUFSLP is entitled to fees, computed daily and payable by the Portfolios monthly, at the following annual rates as a percentage of each respective Portfolio’s average daily net assets:

Portfolio	CUFSLP Fee
Ultra-Short Duration	0.05%
Short Duration	0.05

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, provides additional administrative services to the Portfolios pursuant to a Fund Administration Servicing Agreement dated June 7, 2018 and is entitled to the following fees, computed daily and payable by the Portfolios monthly, at the following annual rates as a percentage of the aggregate average net assets.

Asset Level	Contractual Rate(1)
up to $300 million	0.030%
from $300 to $600 million	0.025
in excess of $600 million	0.020
________

(1)	The complex is subject to an aggregate minimum annual base fee of $150,000.

C. Other Agreements
CFS serves as exclusive distributor of shares of the Portfolios.  CFS did not receive any compensation under the Distribution Agreement during the six months ended February 28, 2021.

Fund Services also serves as the fund accountant and transfer agent to the Portfolios. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as the Portfolios’ custodian.

From April 11, 2011 through April 2, 2020, the Board of Trustees of the Trust voluntarily agreed to waive 15% of its fees.

From April 11, 2011 through April 2, 2020, Nisen & Elliott, LLC, counsel to the independent Trustees of the Trust, voluntarily agreed to waive 15% of its legal fees.

From April 11, 2011 through April 2, 2020, Vigilant Compliance Services voluntarily agreed to waive its fee in an amount equal to 10% of such fee.

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Six Months Ended February 28, 2021 (Unaudited) (continued)

The Trust has adopted a Distribution Plan (the “12b-1 Plan”) with respect to Investor Shares of the Portfolios. Under the 12b-1 Plan, the Trust may pay the distributor (or any other person) an amount of up to 0.25% annually of the average daily net assets attributable to Investor Shares of each Portfolio in consideration for expenses and activities primarily intended to result in the sale of Investor Shares and/or for administrative support services. The Trust is currently limiting the fee payable under the 12b-1 Plan with respect to Investor Shares of each Portfolio to 0.03% of the average daily net assets attributable to Investor Shares of each such Portfolio. For the six months ended February 28, 2021, the Ultra-Short Duration Portfolio and Short Duration Portfolio incurred fees under the 12b-1 Plan of $173,201 and $47,051, respectively.

Note 4. Investment Transactions

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2021 were as follows:

	Ultra-Short	Short
	Duration	Duration
	Portfolio	Portfolio
Purchases of U.S.
Government and
agency obligations	$901,050,297	$2,057,270,601
Purchases (excluding
U.S. Government and
agency obligations)	10,470,460	95,900,648
Sales or maturities of
U.S. Government and
agency obligations	210,833,864	1,820,693,165
Sales or maturities
(excluding U.S.
Government and
agency obligations)	11,343,206	10,005,000

Note 5.  Bank Borrowings
On March 25, 2020, each of the Portfolios entered into an uncommitted line of credit (each a “Credit Facility,” and together the “Credit Facilities”) with U.S. Bank. The Ultra-Short Duration Portfolio’s Credit Facility provides for a $203,000,000 uncommitted, secured 364-day line of credit and the Short Duration Portfolio’s Credit Facility provides for a $124,000,000 uncommitted, secured 364-day line of credit. The annual interest rate charged on borrowings under each Credit Facility equals (i) the prime rate charged by U.S. Bank, less (ii) 0.50%. The Ultra-Short Duration and Short Duration Portfolios did not have any borrowings under the Credit Facilities during the six months ended February 28, 2021. See Note 10.

Note 6. Tax Information
The tax character of distributions paid for the fiscal year ended August 31, 2020 was as follows:

	Ultra-Short	Short
	Duration	Duration
	Portfolio	Portfolio
Distributions paid from:
Ordinary income	$10,328,374	$9,966,943
Long Term Capital Gains	—	—
Total taxable distributions	$10,328,374	$9,966,943

The tax character of distributions paid for the fiscal year ended August 31, 2019 was as follows:

	Ultra-Short	Short
	Duration	Duration
	Portfolio	Portfolio
Distributions paid from:
Ordinary income	$9,134,876	$10,082,480
Long Term Capital Gains	—	—
Total taxable distributions	$9,134,876	$10,082,480

As of August 31, 2020, the components of accumulated earnings (losses) on a tax basis were as follows:

	Ultra-Short	Short
	Duration	Duration
	Portfolio	Portfolio
Undistributed ordinary
income—net	$784,509	$672,088
Total undistributed
earnings	$784,509	$672,088
Capital loss
carryforward(1)	(11,422,840)	(6,861,765)
Timing differences
(dividends payable)	(271,244)	(369,218)
Unrealized gains—net	4,611,408	15,104,392
Total accumulated
gains/(losses)—net	$(6,298,167)	$8,545,497
________

(1)	The amount for each capital loss carryforward is indicated below.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 was enacted to modernize several of the federal income and excise tax provisions related to regulated investment companies. Under pre-enactment law, capital losses could be carried forward for eight years following the loss, and such carryforward is treated as a short-term capital loss in each of those years, irrespective of the character of the original loss. Net capital losses (earned in taxable years beginning after December 22, 2010) (“post–2010 losses”) may be carried forward indefinitely and must retain the character of the original loss.

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Six Months Ended February 28, 2021 (Unaudited) (continued)

	Ultra-Short	Short
	Duration	Duration
	Portfolio	Portfolio
No Expiration –
Long Term	$4,927,300	$3,134,647
No Expiration –
Short Term	6,495,540	3,727,118

Net capital and foreign currency losses incurred after October 31 and certain ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended August 31, 2020, the Portfolios did not defer any late year losses.

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to accretion of market discounts, amortization of market premiums, and wash sale deferrals.

In order to present certain components of the Portfolios’ capital accounts on a tax basis, certain reclassifications have been recorded to the Portfolios’ accounts. These reclassifications have no impact on the net asset value of the Portfolios. Reclassifications result primarily from the difference in the tax treatment of paydown gains and losses, distribution redesignations, market discounts and market premiums and expiration of capital loss carryforwards. There were no reclassifications during the year ended August 31, 2020.

Note 7. Credit and Concentration Risk
The Portfolios’ investments are subject to credit risk, the risk that issuers and/or counterparties will fail to make payments when due or default completely. If an issuer’s or a counterparty’s financial condition worsens, the credit quality of the issuer or counterparty may deteriorate. Credit spreads may increase, which may reduce the market values of a Portfolio’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

The Portfolios may invest a portion of their assets in securities of issuers that hold mortgage securities, including residential mortgages. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in the interest rates.

The Portfolios may also invest in multiple class mortgage-related securities, including collateralized mortgage obligations and REMIC pass-through or participation certificates (collectively, “CMOs”). These multiple class securities may be mortgage-related securities issued by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, including the Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In general, CMOs represent direct ownership interests in a pool of residential mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs. Investors may purchase beneficial interests in CMOs, which are known as “regular” interests or “residual” interests. The Portfolios may not purchase residual interests, but may purchase other types of interests. Each class of a CMO, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying a CMO may cause some or all of the classes of the CMO to be retired substantially earlier than its final distribution date. The principal of and interest on the Mortgage Assets may be allocated among several classes of a CMO in various ways.

Note 8. Recent Accounting Pronouncements
In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2017-08 “Premium Amortization on Purchased Callable Debt Securities” (“ASU 2017-08”), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. The Funds have adopted and applied ASU 2017-08 on a modified retrospective basis. Management has assessed these changes and concluded these changes do not have a material impact on the Fund’s financial statements.

Note 9. Pandemic Risk
The novel coronavirus pandemic has caused financial markets to experience significant volatility and uncertainty exists as to its long term impact. The coronavirus has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and economic uncertainty. The impact of the outbreak may last for an extended period of time. The impact of epidemics and pandemics such as the coronavirus could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. As a result, a Portfolio’s performance and the ability to achieve its investment objective may be adversely impacted. Management is monitoring the development of the pandemic and evaluating its impact on the financial position and operating results of the Portfolios.

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Six Months Ended February 28, 2021 (Unaudited) (continued)

Note 10. Subsequent Events
On March 24, 2021, the Board of the Trust approved an amendment to each Credit Facility to extend the term of the Credit Facilities for an additional period to end April 26, 2021.

The Board of the Trust approved a new loan agreement (the “New Agreement”) that replaced the Credit Facilities and provides for a $500,000,000 uncommitted, secured 364-day umbrella line of credit for the Ultra Short Duration Portfolio and the Short Duration Portfolio, effective April 26, 2021. The annual interest rate charged on borrowings under the New Agreement equals (i) the prime rate charged by U.S. Bank, less (ii) 0.50%.

Management has determined that no other material events or transactions occurred subsequent to February 28, 2021 that would require recognition or disclosure in the Portfolios’ financial statements.

TRUST FOR CREDIT UNIONS
Additional Information (Unaudited)

Tax Information

For the fiscal year ended August 31, 2020, the Portfolios had no long-term capital gain distributions.

Expenses – Six Months Ended February 28, 2021.

As a shareholder of the Portfolios, you incur ongoing costs, including management fees, administration fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2020 through February 28, 2021.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolios, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. The second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholder may incur transaction costs.

	Ultra-Short				Short Duration
	Duration Portfolio				Portfolio
				Expenses				Expenses
	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the
	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended
	9/1/20	2/28/21		2/28/21*	9/1/20	2/28/21		2/28/21*
TCU Shares
Actual	$1,000.00	$1,003.20		$0.99	$1,000.00	$996.30		$1.04
Hypothetical 5% Return	1,000.00	1,023.80	+	1.00	1,000.00	1,023.75	+	1.05

Investor Shares
Actual	1,000.00	1,003.00		1.14	1,000.00	996.10		1.19
Hypothetical 5% Return	1,000.00	1,023.65	+	1.15	1,000.00	1,023.60	+	1.20
______________

*
Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period). The annualized net expense ratios for the period were 0.20% and 0.21% for the Ultra-Short Duration Portfolio and Short Duration Portfolio’s TCU Shares, respectively, and 0.23% and 0.24% for the Ultra-Short Duration Portfolio and Short Duration Portfolio’s Investor Shares, respectively.

+	Hypothetical expenses are based on the Portfolios’ actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

TRUST FOR CREDIT UNIONS
Additional Information (Unaudited) (continued)

Statement Regarding Basis for Approval of Advisory Agreement

An amended and restated advisory agreement between the Trust, on behalf of each Portfolio, and ALM First Financial Advisors, LLC (“ALM First”), effective January 31, 2021 (the “Amended and Restated Agreement”) was unanimously approved by the Trustees, including a majority of the Independent Trustees, and recommended for approval by the shareholders of the Portfolios at a Board meeting held on September 29, 2020 (the “Amended and Restated Contract Meeting”).

Prior to its meeting on September 29, 2020, the Trustees met via videoconference with representatives of ALM First and with the officers of the Trust (“Fund Management”) to review and discuss the investment management services provided to the Portfolios by ALM First. The Board met with ALM First (also termed the “Investment Adviser”) at quarterly meetings held on April 2, 2020 and July 7, 2020, at special meetings held on July 20, 2020, September 4, 2020 and with Fund Management at a special meeting held on August 17, 2020. At each of these meetings, the Trustees received and reviewed information provided by ALM First in response to requests from the Trustees, Trust counsel and Independent Trustee counsel. Among other written and oral information, the Trustees requested and were provided information regarding:

•	the investment performance of each Portfolio over various time periods both by itself and in relation to relevant indices;

•	the actions taken by ALM First to develop and manage the Portfolios’ strategies in order to provide return to shareholders;

•	the fees to be charged by ALM First for investment advisory services under the Amended and Restated Agreement, as well as other compensation received by ALM First and its affiliates, if any;

•	the total operating expenses of the Portfolios and comparison of proposed expenses to the previous year’s expenses;

•	the expenses of ALM First in managing the Portfolios;

•	investment management staffing and the experience of the investment advisory and other personnel of ALM First who currently provide services to the Portfolios;

•	financial statements and other information regarding the financial condition and prospects of ALM First;

•	the profitability to ALM First of managing the Portfolios and the methodology in allocating expenses to the management of the Portfolios;

•	the projected profitability to ALM First of managing the Portfolios at the advisory fee rates contained in the Amended and Restated Agreement;

•	ALM First’s reputation generally in the credit union industry.

Throughout the process, the Trustees had opportunities to ask questions of and requested and received additional materials from ALM First and from Fund Management. The Trustees discussed with representatives of ALM First and Fund Management the operations of the Portfolios and Fund Management’s opinion of the process and prospects offered by ALM First. The Trustees discussed with ALM First its ability to continue to provide investment management services to the Portfolios at a high level, and ALM First’s investments in support of its management of the Portfolios. During each meeting at which the Trustees considered the Amended and Restated Agreement, they were advised by and met, as necessary, in executive session with Trust counsel and their independent legal counsel.

In considering whether to approve the Amended and Restated Agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, none of which by itself was considered dispositive. The material factors and conclusions that formed the basis for the determination of the Trustees to approve the Amended and Restated Agreement are discussed below:

Decision to Approve the New Advisory Agreement

Nature, Extent, and Quality of Services. The Trustees considered the nature, extent and quality of advisory services provided by ALM First. ALM First had managed the Portfolios since April of 2017, and provided materials on the Adviser’s history of managing assets for credit unions subject to Part 703 of the National Credit Union Administration (“NCUA”) rules and regulations. Other considerations were (i) ALM First’s ability to supervise the Portfolios’ service providers, to supervise operations for the Portfolios, to prepare compliance and regulatory filings for the Portfolios and disclosures to Portfolio shareholders, to assist the Trustees in their capacity as trustee, and to provide other services; (ii) ALM First’s significant connections to and history of managing assets in the credit union industry; and (iii) ALM First’s regulatory history and timely responses to requests from regulators. The Trustees were familiar generally with the quality of services provided by ALM First and with members of its management team based on ALM First’s three years serving as investment adviser to the Trust’s Portfolios, as well as ALM First’s prior history of providing investment advisory and other financial services to credit unions. The Trustees discussed and reviewed ALM First’s work on behalf of the credit union movement with respect to the implementation and interpretation of NCUA

TRUST FOR CREDIT UNIONS
Additional Information (Unaudited) (continued)

rules and regulations, and the firm’s overall presence as a credit union industry advisor, and noted the ancillary benefits that this presence and reputation may present to make the Portfolios attractive entities for credit union investors.

The Trustees noted that ALM First had actively guided the Portfolios in managing their investments since the firm began advising the Portfolios in 2017. They noted that ALM First had utilized the opportunities available with respect to investments authorized under Part 703 of the NCUA rules and regulations, and discussed the representations of ALM First with respect to ensuring compliance with the Portfolios’ investment policies and restrictions, as well as ALM First’s familiarity with NCUA rules and regulations. The Trustees discussed ALM First’s work in the change in duration and benchmark for the Ultra-Short Duration Portfolio in December 2018 and the increase in that Portfolio’s assets in the period since the duration change. The Trustees discussed ALM First’s history of compliance, including the resources devoted to strengthening the compliance function at the Investment Adviser and ALM First’s responses to requests from relevant regulators. The Trustees noted that they had received regular updates from ALM First on the status and development of ALM First’s recent examination by the Securities and Exchange Commission. The Trustees reviewed the quality of managerial services provided by ALM First in its capacity as adviser. The Trustees noted that ALM First had worked with the Board when the Trust changed its non-advisory third-party service providers in 2018, and that this change had resulted in substantial savings to the Portfolios. The Trustees also confirmed that the Trust’s chief compliance officer had reviewed ALM First’s compliance policies and procedures, had helped to develop additional compliance policies and procedures, and that the Trust’s chief compliance officer’s organization would continue to work with ALM First on compliance.

The Trustees also considered information such as (i) the experience of ALM First’s investment professionals; (ii) the reputation, regulatory history and resources of ALM First, generally, and its reputation and standing particularly within the credit union industry; (iii) information on the approach of ALM First to retention and compensation of investment and other key personnel; (iv) ALM First’s current and projected financial condition; and (v) the management structure of ALM First and the past record and future intentions of ALM First with respect to management of the Portfolios. The Board noted the development of each Portfolio’s investment strategy and policies, and the impact that had resulted from ALM First’s management of the Portfolios.

The Trustees concluded that the nature, extent and quality of the services provided by ALM First under the Portfolios’ advisory agreement were appropriate for the Portfolios and that the Portfolios had benefitted from the provision of those services by ALM First. The Trustees concluded that ALM First currently had sufficient personnel, with appropriate education and experience, to serve the Portfolios effectively.

Investment Performance of the Portfolios. The Trustees considered the Portfolios’ investment performance over the period since ALM First had begun providing investment advisory services. The Trustees discussed with management of ALM First in detail the performance record of each Portfolio, ALM First’s actions to improve Portfolio performance, and a comparison of each Portfolio’s performance to those of peer funds. The Trustees reviewed ALM First’s work with clients in the credit union industry. With respect to both Portfolios, the Trustees noted that the peer funds pursued different investment strategies, and that none of the peer funds limited its investments to NCUA Part 703-eligible assets, which both Portfolios were required to do in order to qualify as permitted investments for credit unions. The Trustees noted that the Ultra-Short Duration Portfolio had underperformed the median of its peer funds for the one-and three-year periods ended January 31, 2020 and had outperformed its benchmark for the year-to-date and one-year periods, but had underperformed its benchmark for the three-year period. The Trustees also noted that the Ultra-Short Duration Portfolio had changed its investment strategies effective December 31, 2018, and had been targeting a different investment duration and comparing performance to a different benchmark prior to that date. The Trustees also noted that for periods ended August 31, 2020, the Ultra-Short Duration Portfolio had outperformed its benchmark index for the calendar year-to-date and one-year periods, and slightly lagged the benchmark index for the three-year period. The Trustees noted that the Short Duration Portfolio had performed better than the median of its peer funds for the one-and three-year periods ended January 31, 2020. With respect to the Short Duration Portfolio’s benchmark, the Trustees noted that for periods ended January 31, 2020 and August 31, 2020, the Short Duration Portfolio had outperformed its benchmark index for the year-to-date, one-and three-year periods. The Trustees reviewed and discussed the performance of the Portfolios compared to other, similar mutual funds provided by a third-party data provider. They noted that ALM First had included additional information about funds with strategies similar to those of the Portfolios.

Expenses. The Trustees reviewed the current expense structure of the Portfolios and noted the changes in fees that were included in the Amended and Restated Agreement. The Trustees noted that the Amended and Restated Agreement would change the structure of the fees so that each Portfolio’s breakpoints would be determined with respect to that Portfolio’s assets under

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Additional Information (Unaudited) (continued)

management, rather than determining breakpoints based on the aggregate assets in both Portfolios. They noted that such a change would result in economies of scale for each Portfolio when it reached higher asset levels, but that the expense ratio for a particular Portfolio would increase as assets in that Portfolio decreased. They noted the effect of the Amended and Restated Agreement on each Portfolio’s expense ratio, and reviewed how each Portfolio would compare to its peers both before and after the implementation of the Amended and Restated Agreement. The Trustees discussed the comparison between each Portfolio’s fees and those of its peer group, noting that, after the implementation of the Amended and Restated Agreement, each Portfolio’s expense ratio based on its current assets would be below the average and median of its peer group. The Trustees concluded that for each Portfolio the contractual management fee payable to ALM First under the Amended and Restated Agreement would be reasonable based upon the qualifications, experience, reputation and performance of ALM First and the overall expense ratios of each Portfolio.

Profitability and Costs of Services to ALM First. The Trustees considered the materials concerning ALM First’s current profitability, its expected profitability if the Amended and Restated Agreement were approved, and the costs attributable to the Portfolios. Representatives of ALM First’s management reviewed and discussed the expenses associated with managing the assets of the Portfolios, including the various increases in costs from ALM First’s initial projections when it proposed to begin serving as Investment Adviser to the Portfolios in 2017. ALM First provided, and the Trustees reviewed and discussed, various scenarios outlining ALM First’s projected profitability for managing the Portfolios at various asset levels, both under the current advisory fees and under the Amended and Restated Agreement. The Trustees compared the relative profitability under the current advisory agreement to the projected profitability under the Amended and Restated Agreement presented by ALM First. The Trustees also reviewed the impact of changes in the assets of each Portfolio on ALM First’s profitability.

Extent of Economies of Scale as the Portfolios Grow. The Trustees considered whether there have been economies of scale with respect to the management of the Portfolios, whether the Portfolios have appropriately benefited from any economies of scale, and whether the Portfolios would continue to benefit from economies of scale under the Amended and Restated Agreement if it was approved. The Trustees noted the Portfolios had breakpoints on their current advisory fees and will continue to have breakpoints on their advisory fees under the Amended and Restated Agreement that would allow investors to benefit directly in the form of lower fees as Portfolio assets grow. They reviewed the changes in breakpoints proposed for each Portfolio. However, the Trustees noted that at lower asset levels, including at the Portfolios’ current asset levels, the advisory fee rates for each Portfolio would increase, resulting in overall higher advisory fee rates under the Amended and Restated Agreement. The Trustees noted that the breakpoint structure under the Amended and Restated Agreement would no longer allow both Portfolios to benefit equally from the aggregate net assets in the two Portfolios, and that this would result in a greater increase in fees for the smaller of the two Portfolios.

Other Relevant Considerations. (a) Personnel and Methods. The Trustees also considered the history, reputation, qualifications and background of ALM First, as well as the qualifications of their personnel, and concluded that ALM First currently had sufficient personnel to continue to serve the Portfolios effectively. (b) Other Benefits. The Trustees also considered the character and amount of other direct and incidental benefits received by ALM First and its affiliates from their association with the Portfolios. The Trustees concluded that potential “fall-out” benefits that ALM First and its affiliates might receive, such as greater name recognition visibility among credit unions or increased ability to obtain research services, appeared to be reasonable, and might in some cases also benefit the Portfolios. The Trustees noted, for instance, that ALM First had participated with the Portfolios’ sponsor in providing investor education services and outreach efforts, and that the association with ALM First as Investment Advisor had provided additional name recognition in the credit union industry.

Conclusion. In considering the Amended and Restated Agreement, the Trustees did not identify any factor as all-important or all-controlling and instead considered the above listed and other factors collectively in light of the Portfolios’ surrounding circumstances. Based on this review, it was the judgment of the Trustees that shareholders of the Portfolios would receive acceptable performance and that the fees under the Amended and Restated Agreement would continue to be reasonable. The Trustees considered assurances from ALM First that it would continue manage each Portfolio in accordance with its respective investment objectives and policies as disclosed to shareholders and would continue to employ the current portfolio management team in managing the Portfolios. After full consideration of the above factors, as well as other factors that the Trustees considered relevant in evaluating the Amended and Restated Agreement, the Trustees unanimously concluded that the approval of the Amended and Restated Agreement was in the best interest of each Portfolio and its shareholders, and voted to approve the Amended and Restated Agreement.

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Additional Information (Unaudited) (continued)

Statement Regarding Liquidity Risk Management Program (unaudited)

The Trust has adopted and implemented a written Liquidity Risk Management Program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended, on behalf of the Portfolios.  The Program seeks to assess, manage and review each Portfolio’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a Portfolio could not meet requests to redeem shares issued by the Portfolio without significant dilution of remaining investors’ interest in the Portfolio.

The Trust’s Board of Trustees has appointed the Adviser to be the Program administrator (the “Program Administrator”). Among other things, Rule 22e-4 requires that the Program Administrator provide a written report to the Board on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of the Highly Liquidity Investment Minimum (“HLIM”) established for a Portfolio, if any, and any material changes to the Program (the “Report”).

At a meeting held on October 23, 2020, the Board received and reviewed the first annual Report of the Program Administrator concerning the operation of the Program for the period from June 1, 2019 to June 30, 2020 (the “Period”). The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in reviewing the adequacy of the effectiveness of the implementation of the Program with respect to each Portfolio. There were no material changes to the Program during the Period and the Portfolios were not required to set a HLIM. The Report concluded that the Program is appropriately designed, implemented and is effectively operating to assess and manage each Portfolio’s liquidity risk within the compliance parameters of Rule 22e-4 during the Reporting Period.

Shareholder Meeting Results

A Special Meeting of Shareholders of Trust for Credit Unions was held on December 14, 2020. The following proposals were submitted for a vote of the shareholders of the Trust:

1.
Approval of an amended and restated investment advisory agreement (the “Amended and Restated Advisory Agreement”) between the Trust, on behalf of each of its series, and ALM First Investment Advisors, LLC (“ALM First” or the “Adviser”); and

2.	To elect one Trustee of the Trust.

With respect to Proposal 1, the following votes were recorded:

Name of
Portfolio	For	Against	Abstain
Ultra-Short
Duration
Portfolio	119,058,253.863	14,755,816.711	0
Short
Duration
Portfolio	70,302,297.088	4,814,463.305	0

With respect to Proposal 2, the following votes were recorded:

Candidate	In Favor	Withheld
Erin Mendez	208,737,527.132	193,303.835

Trustees
Julie A. Renderos, Chair
Erin M. Mendez, Vice Chair
Stanley Hollen
Gary Oakland
James F. Regan
Wendell A. Sebastian
Michael D. Steinberger

Officers
Jay E. Johnson, President and Treasurer
Jonathan K. Jeffreys, Vice President and Assistant Treasurer
Andrew E. Seaberg, Secretary
Salvatore Faia, JD, CPA, Chief Compliance Officer

Administrator
Callahan Credit Union Financial Services
Limited Liability Limited Partnership

Investment Adviser
ALM First Financial Advisors, LLC

Administrative & Fund Accounting Agent
U.S. Bank Global Fund Services

Transfer Agent
U.S. Bancorp Fund Services, LLC

Distributor
Callahan Financial Services, Inc.

Independent Registered Public Accounting Firm
Tait,Weller & Baker LLP

(b)
NOTICE:

 Important Reports to Shareholders of the Trust for Credit Unions Short
Duration Portfolio and Ultra-Short Duration Portfolio are Now Available Online
and In Print by Request.

The shareholder reports contain important information about your investments, including portfolio holdings and financial statements. We encourage you to view the shareholder reports and other information by visiting:
https://trustcu.com/investment-documents/.

You may request a paper copy of the shareholder reports or other materials available at www.trustcu.com/contact-us or by contacting the Trust at 1-800-237-5678. You will not otherwise receive a paper copy of these materials.

You may elect to receive all future shareholder reports and other communications from your Portfolio(s) electronically by contacting your broker-dealer or other financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you receive paper copies of your shareholder reports. If you invest directly with the Trust, you can call 1-800-237-5678 to request paper copies of your shareholder reports. You may also elect to receive shareholder reports and other communications electronically by contacting your financial intermediary or, if you are a direct investor, by enrolling at www.trustcu.com/contact-us or calling us at the number above.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Incorporated by reference to the registrant’s Form N-CSR filed on November 2, 2017.

(2) Certification pursuant to Rule 30a-2(a) under the 1940 Act and pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Credit Unions

By (Signature and Title)*    /s/ Jay E. Johnson
 Jay E. Johnson, President & Treasurer
 (principal executive officer and principal financial officer)

Date  04/27/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jay E. Johnson
 Jay E. Johnson, President & Treasurer
 (principal executive officer and principal financial officer)

* Print the name and title of each signing officer under his or her signature